UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders.

YieldMax™ AI & Tech Portfolio Option Income ETF Tailored Shareholder Report

annual shareholder report July 31, 2025

YieldMax™ AI & Tech Portfolio Option Income ETF

Ticker: GPTY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ AI & Tech Portfolio Option Income ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/gpty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ AI & Tech Portfolio Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AI & Tech Portfolio Option Income ETF	$58	1.06%

The Fund commenced operations on January 22, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ AI & Tech Portfolio Option Income ETF - $11,052
S&P 500® Total Return Index - $10,487
$12,000
$11,000
$10,000
$9,000
$8,000
1/22/2025
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025

Annual Performance

Since Inception (1/22/25)
Yieldmax™ AI & Tech Portfolio Option Income ETF - at NAV	10.52%
S&P 500® Total Return Index	4.87%

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out weekly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying securities plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. In general, since inception, the underlying securities showed lower implied volatility.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/gpty/ for more recent performance information.

YieldMax™ AI & Tech Portfolio Option Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$46,400
Number of Holdings	60
Total Advisory Fee	$121,989
Portfolio Turnover	67%

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Common Stocks
100.5%
Purchased Options
0.3%
Cash & Cash Equivalents
-0.8%
Written Options
-1.3%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
NVIDIA Corp.	9.3
Palantir Technologies, Inc. - Class A	8.2
C3.ai, Inc. - Class A	7.4
Meta Platforms, Inc. - Class A	5.5
Microsoft Corp.	5.3
Oracle Corp.	4.2
Snowflake, Inc. - Class A	4.2
Advanced Micro Devices, Inc.	4.2
CoreWeave, Inc. - Class A	4.1
Amazon.com, Inc.	4.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/gpty/.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF Tailored Shareholder Report

annual shareholder report July 31, 2025

YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF

Ticker: LFGY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/lfgy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF	$57	1.02%

The Fund commenced operations on January 13, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF - $10,631
S&P 500® Total Return Index - $10,938
$11,000
$10,000
$9,000
$8,000
$7,000
1/13/2025
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025

Annual Performance

Since Inception (1/13/25)
Yieldmax™ Crypto Industry & Tech Portfolio Option Income ETF - at NAV	6.31%
S&P 500® Total Return Index	9.38%

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated flat total returns while paying out weekly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying saw relatively high implied volatility that varied significantly since inception.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/lfgy/ for more recent performance information.

YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$190,066
Number of Holdings	80
Total Advisory Fee	$511,019
Portfolio Turnover	114%

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Common Stocks
84.0%
Exchange Traded Funds
14.2%
Purchased Options
2.1%
Cash & Cash Equivalents
-0.3%
Written Options
-1.9%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
iShares Bitcoin Trust ETF	10.2
Coinbase Global, Inc. - Class A	9.1
MicroStrategy, Inc. - Class A	9.0
Robinhood Markets, Inc. - Class A	6.0
MARA Holdings, Inc.	5.8
Riot Platforms, Inc.	4.9
Hut 8 Corp.	4.3
MercadoLibre, Inc.	4.1
Core Scientific, Inc.	4.1
iShares Ethereum Trust ETF	4.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/lfgy/.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Dorsey Wright Featured 5 Income ETF Tailored Shareholder Report

annual shareholder report July 31, 2025

YieldMax™ Dorsey Wright Featured 5 Income ETF

Ticker: FEAT (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the YieldMax™ Dorsey Wright Featured 5 Income ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/feat/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Dorsey Wright Featured 5 Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Dorsey Wright Featured 5 Income ETF	$19	0.31%

The Fund commenced operations on December 16, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Dorsey Wright Featured 5 Income ETF - $9,690
S&P 500® Total Return Index - $10,519
$11,000
$10,000
$9,000
$8,000
$7,000
12/16/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025

Annual Performance

Since Inception (12/16/24)
Yieldmax™ Dorsey Wright Featured 5 Income ETF - at NAV	-3.10%
S&P 500® Total Return Index	5.19%

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated negative total returns while paying out monthly dividends.

The Fund holds other funds that sell covered calls or covered call spreads. Holding these securities allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security of each fund plays a significant role in the amount of extrinsic premiums that can be paid by each fund that distributes income to the Fund. During the reporting period, the underlying securities of the funds held by FEAT saw periods of implied volatility that varied significantly since inception.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since each Fund held has downside risk of the underlying, those funds taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock of each Fund.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/feat/ for more recent performance information.

YieldMax™ Dorsey Wright Featured 5 Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$21,343
Number of Holdings	6
Total Advisory Fee	$26,907
Portfolio Turnover	159%

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Exchange Traded Funds
97.9%
Cash & Cash Equivalents
2.1%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
YieldMax CVNA Option Income Strategy ETF	21.5
YieldMax Bitcoin Option Income Strategy ETF	20.2
YieldMax NFLX Option Income Strategy ETF	19.5
YieldMax HOOD Option Income Strategy ETF	19.0
YieldMax COIN Option Income Strategy ETF	17.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/feat/.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Dorsey Wright Hybrid 5 Income ETF Tailored Shareholder Report

annual shareholder report July 31, 2025

YieldMax™ Dorsey Wright Hybrid 5 Income ETF

Ticker: FIVY (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the YieldMax™ Dorsey Wright Hybrid 5 Income ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/fivy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Dorsey Wright Hybrid 5 Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Dorsey Wright Hybrid 5 Income ETF	$18	0.30%

The Fund commenced operations on December 16, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Dorsey Wright Hybrid 5 Income ETF - $9,859
S&P 500® Total Return Index - $10,519
$11,000
$10,000
$9,000
$8,000
$7,000
12/16/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025

Annual Performance

Since Inception (12/16/24)
Yieldmax™ Dorsey Wright Hybrid 5 Income ETF - at NAV	-1.41%
S&P 500® Total Return Index	5.19%

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated negative total returns while paying out monthly dividends.

The Fund holds other funds that sell covered calls or covered call spreads. Holding these securities allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture. The Fund also holds the underlying stock of each fund held, which amplifies upside accordingly.

What Factors Influenced Performance?

The implied volatility of the underlying security and each fund play a significant role in the amount of extrinsic premiums that can be paid by each fund that distributes income to the Fund. During the reporting period, the underlying securities of each fund saw periods where implied volatility that varied significantly since inception.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since each fund held has downside risk of the underlying, those funds taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stocks and funds.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/fivy/ for more recent performance information.

YieldMax™ Dorsey Wright Hybrid 5 Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$11,251
Number of Holdings	11
Total Advisory Fee	$17,347
Portfolio Turnover	161%

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Exchange Traded Funds
65.9%
Common Stocks
32.7%
Cash & Cash Equivalents
1.4%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
YieldMax CVNA Option Income Strategy ETF	12.7
YieldMax Bitcoin Option Income Strategy ETF	12.0
YieldMax NFLX Option Income Strategy ETF	11.5
YieldMax HOOD Option Income Strategy ETF	11.2
YieldMax COIN Option Income Strategy ETF	10.5
Carvana Co.	9.2
Robinhood Markets, Inc. - Class A	8.2
ProShares Bitcoin ETF	7.9
Netflix, Inc.	7.9
Coinbase Global, Inc. - Class A	7.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/fivy/.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ MSTR Short Option Income Strategy ETF Tailored Shareholder Report

annual shareholder report July 31, 2025

YieldMax™ MSTR Short Option Income Strategy ETF

Ticker: WNTR (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ MSTR Short Option Income Strategy ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/wntr/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ MSTR Short Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSTR Short Option Income Strategy ETF	$31	1.00%

The Fund commenced operations on March 26, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ MSTR Short Option Income Strategy ETF - $8,001
S&P 500® Total Return Index - $11,145
$12,000
$11,000
$10,000
$9,000
$8,000
3/26/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025

Annual Performance

Since Inception (3/26/25)
Yieldmax™ MSTR Short Option Income ETF - at NAV	-19.99%
S&P 500® Total Return Index	11.45%

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated negative total returns while paying out monthly dividends.

Selling covered puts or covered put spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying MSTR saw implied volatility steadily decreasing since inception.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered puts and/or covered put spreads, all while capturing a portion of the upside movements of the underlying stock.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/wntr/ for more recent performance information.

YieldMax™ MSTR Short Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$27,816
Number of Holdings	17
Total Advisory Fee	$51,673
Portfolio Turnover	0%

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

U.S. Treasury Securities
51.8%
Cash & Cash Equivalents
39.6%
Purchased Options
8.6%
Written Options
-10.2%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	51.8
U.S. Treasury Bills	44.7
MicroStrategy, Inc., Expiration: 09/19/2025; Exercise Price: $400.02	-7.5
MicroStrategy, Inc., Expiration: 09/19/2025; Exercise Price: $400.00	6.7
MicroStrategy, Inc., Expiration: 10/17/2025; Exercise Price: $400.02	-1.3
MicroStrategy, Inc., Expiration: 10/17/2025; Exercise Price: $400.00	-1.1
MicroStrategy, Inc., Expiration: 08/01/2025; Exercise Price: $405.00	1.0
MicroStrategy, Inc., Expiration: 09/19/2025; Exercise Price: $600.00	0.4
MicroStrategy, Inc., Expiration: 08/01/2025; Exercise Price: $385.00	-0.3
MicroStrategy, Inc., Expiration: 09/19/2025; Exercise Price: $680.00	0.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/wntr/.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF Tailored Shareholder Report

annual shareholder report July 31, 2025

YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF

Ticker: QDTY (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/qdty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF	$55	1.17%

The Fund commenced operations on February 12, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF - $10,256
S&P 500® Total Return Index - $10,540
$11,000
$10,000
$9,000
$8,000
2/12/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025

Annual Performance

Since Inception (2/12/25)
Yieldmax™ Nasdaq 100 0DTE Covered Call Strategy ETF - at NAV	2.56%
S&P 500® Total Return Index	5.40%

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out weekly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying security saw periods where implied volatility was significantly elevated but generally stayed within a similar range since inception.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/qdty/ for more recent performance information.

YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$11,215
Number of Holdings	3
Total Advisory Fee	$31,309
Portfolio Turnover	0%

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Purchased Options
99.1%
Cash & Cash Equivalents
0.7%
U.S. Treasury Securities
0.2%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
NASDAQ 100 Index, Expiration: 12/19/2025; Exercise Price: $1,001.26	99.1
U.S. Treasury Securities	0.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/qdty/.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ R2000 0DTE Covered Call Strategy ETF Tailored Shareholder Report

annual shareholder report July 31, 2025

YieldMax™ R2000 0DTE Covered Call Strategy ETF

Ticker: RDTY (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the YieldMax™ R2000 0DTE Covered Call Strategy ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/rdty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ R2000 0DTE Covered Call Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Russell 2000 0DTE Covered Call Strategy ETF	$70	1.72%

The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Russell 2000 0DTE Covered Call Strategy ETF - $10,379
S&P 500® Total Return Index - $10,907
$11,000
$10,000
$9,000
3/5/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025

Annual Performance

Since Inception (3/5/25)
Yieldmax™ R2000 0DTE Covered Call Strategy ETF - at NAV	3.79%
S&P 500® Total Return Index	9.07%

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out weekly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying RDT saw periods where implied volatility was significantly elevated but generally stayed within a similar range since inception, only having increased slightly.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/rdty/ for more recent performance information.

YieldMax™ R2000 0DTE Covered Call Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$5,589
Number of Holdings	3
Total Advisory Fee	$16,131
Portfolio Turnover	0%

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Purchased Options
92.8%
Cash & Cash Equivalents
6.5%
U.S. Treasury Securities
0.7%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
Russell 2000 Index, Expiration: 12/19/2025; Exercise Price: $210.26	92.8
U.S. Treasury Securities	0.7

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/rdty/.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ S&P 500 0DTE Covered Call Strategy ETF Tailored Shareholder Report

annual shareholder report July 31, 2025

YieldMax™ S&P 500 0DTE Covered Call Strategy ETF

Ticker: SDTY (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the YieldMax™ S&P 500 0DTE Covered Call Strategy ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/sdty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ S&P 500 0DTE Covered Call Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ S&P 500 0DTE Covered Call Strategy ETF	$52	1.08%

The Fund commenced operations on February 5, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ S&P 500 0DTE Covered Call Strategy ETF - $10,236
S&P 500® Total Return Index - $10,527
$11,000
$10,000
$9,000
$8,000
2/5/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025

Annual Performance

Since Inception (2/5/25)
Yieldmax™ S&P 500 0DTE Covered Call Strategy ETF - at NAV	2.36%
S&P 500® Total Return Index	5.27%

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns since inception while paying out weekly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying SPY stayed within a similar range since inception.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/sdty/ for more recent performance information.

YieldMax™ S&P 500 0DTE Covered Call Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$13,597
Number of Holdings	5
Total Advisory Fee	$54,942
Portfolio Turnover	0%

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Purchased Options
86.4%
Cash & Cash Equivalents
8.5%
U.S. Treasury Securities
5.1%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	5.1
U.S. Treasury Bills	0.2
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $1,000.26	86.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/sdty/.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Semiconductor Portfolio Option Income ETF Tailored Shareholder Report

annual shareholder report July 31, 2025

YieldMax™ Semiconductor Portfolio Option Income ETF

Ticker: CHPY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Semiconductor Portfolio Option Income ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/chpy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Semiconductor Portfolio Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Semiconductor Portfolio Option Income ETF	$37	1.03%

The Fund commenced operations on April 2, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Semiconductor Portfolio Option Income ETF - $12,046
S&P 500® Total Return Index - $11,224
$13,000
$12,000
$11,000
$10,000
$9,000
4/2/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025

Annual Performance

Since Inception (4/2/25)
Yieldmax™ Semiconductor Portfolio Option Income ETF - at NAV	20.46%
S&P 500® Total Return Index	12.24%

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out weekly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying securities plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, changes in implied volatility of the underlying securities largely remained constant with some of the underlying securities experiencing a decrease in implied volatility.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/chpy/ for more recent performance information.

YieldMax™ Semiconductor Portfolio Option Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$29,304
Number of Holdings	77
Total Advisory Fee	$39,317
Portfolio Turnover	16%

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Common Stocks
100.0%
Purchased Options
0.4%
Cash & Cash Equivalents
-0.4%
Written Options
-1.4%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
Broadcom, Inc.	13.3
NVIDIA Corp.	13.0
QUALCOMM, Inc.	5.3
Advanced Micro Devices, Inc.	5.2
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0
Lam Research Corp.	5.0
KLA Corp.	4.6
ON Semiconductor Corp.	4.3
Microchip Technology, Inc.	4.3
Analog Devices, Inc.	4.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/chpy/.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Target 12 Big 50 Option Income ETF Tailored Shareholder Report

annual shareholder report July 31, 2025

YieldMax™ Target 12 Big 50 Option Income ETF

Ticker: BIGY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Target 12 Big 50 Option Income ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/bigy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Target 12 Big 50 Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Big 50 Option Income ETF	$78	1.09%

The Fund commenced operations on November 20, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Target 12 Big 50 Option Income ETF - $10,874
S&P 500® Total Return Index - $10,811
$11,000
$10,000
$9,000
11/20/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025

Annual Performance

Since Inception (11/20/24)
Yieldmax™ Target 12 Big 50 Option Income ETF - at NAV	8.74%
S&P 500® Total Return Index	8.11%

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out monthly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying BIG saw relatively stable implied volatility.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/bigy/ for more recent performance information.

YieldMax™ Target 12 Big 50 Option Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$7,600
Number of Holdings	126
Total Advisory Fee	$53,277
Portfolio Turnover	46%

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Common Stocks
100.2%
Purchased Options
0.5%
Cash & Cash Equivalents
-0.7%
Written Options
-1.7%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
Apple, Inc.	11.5
NVIDIA Corp.	11.1
Microsoft Corp.	10.8
Alphabet, Inc. - Class A	6.7
Amazon.com, Inc.	6.7
Meta Platforms, Inc. - Class A	5.4
Broadcom, Inc.	2.9
Eli Lilly & Co.	2.8
Tesla, Inc.	2.5
JPMorgan Chase & Co.	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/bigy/.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Target 12 Real Estate Option Income ETF Tailored Shareholder Report

annual shareholder report July 31, 2025

YieldMax™ Target 12 Real Estate Option Income ETF

Ticker: RNTY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Target 12 Real Estate Option Income ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/rnty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Target 12 Real Estate Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Real Estate Option Income ETF	$29	0.99%

The Fund commenced operations on April 16, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Target 12 Real Estate Option Income ETF - $10,354
S&P 500® Total Return Index - $12,059
$13,000
$12,000
$11,000
$10,000
4/16/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025

Annual Performance

Since Inception (4/16/25)
Yieldmax™ Target 12 Real Estate Option Income ETF - at NAV	3.54%
S&P 500® Total Return Index	20.59%

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out monthly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying securities plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the implied volatility of the underlying securities steadily decreased since inception.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/rnty/ for more recent performance information.

YieldMax™ Target 12 Real Estate Option Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$2,537
Number of Holdings	60
Total Advisory Fee	$7,165
Portfolio Turnover	1%

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Real Estate Investment Trusts
84.9%
Common Stocks
14.5%
Cash & Cash Equivalents
0.5%
Purchased Options
0.1%
Written Options
-1.0%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
Digital Realty Trust, Inc.	5.9
Welltower, Inc.	5.6
Prologis, Inc.	5.3
American Tower Corp.	4.6
Simon Property Group, Inc.	4.3
Crown Castle, Inc.	4.0
CBRE Group, Inc. - Class A	3.9
Camden Property Trust	3.9
Realty Income Corp.	3.9
Texas Pacific Land Corp.	3.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/rnty/.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Target 12 Semiconductor Option Income ETF Tailored Shareholder Report

annual shareholder report July 31, 2025

YieldMax™ Target 12 Semiconductor Option Income ETF

Ticker: SOXY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Target 12 Semiconductor Option Income ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/soxy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Target 12 Semiconductor Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Semiconductor Option Income ETF	$74	1.06%

The Fund commenced operations on December 2, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Target 12 Semiconductor Option Income ETF - $11,223
S&P 500® Total Return Index - $10,573
$12,000
$11,000
$10,000
$9,000
$8,000
12/2/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025

Annual Performance

Since Inception (12/2/24)
Yieldmax™ Target 12 Semiconductor Option Income ETF - at NAV	12.23%
S&P 500® Total Return Index	5.73%

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out monthly dividends.

Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying securities saw periods of elevated implied volatility but in general the underlying securities’ implied volatility is currently lower than it was at inception.

As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution.

Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period.

Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund was able to generate high current income for investors looking for alternative yield options in the marketplace by selling covered calls and/or covered call spreads, all while capturing a portion of the upside movements of the underlying stock.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/soxy/ for more recent performance information.

YieldMax™ Target 12 Semiconductor Option Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$6,539
Number of Holdings	67
Total Advisory Fee	$37,006
Portfolio Turnover	33%

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

Common Stocks
100.4%
Purchased Options
0.6%
Cash & Cash Equivalents
-1.0%
Written Options
-1.6%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
NVIDIA Corp.	20.6
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3
Broadcom, Inc.	8.1
ASML Holding NV	7.7
Advanced Micro Devices, Inc.	4.6
Texas Instruments, Inc.	4.4
Applied Materials, Inc.	4.4
QUALCOMM, Inc.	4.2
ARM Holdings PLC	3.9
Micron Technology, Inc.	3.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/soxy/.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

YieldMax AI & Tech Portfolio Option Income ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

YieldMax Crypto Industry & Tech Portfolio Option Income ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

YieldMax Dorsey Wright Featured 5 Income ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

YieldMax Dorsey Wright Hybrid 5 Income ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

YieldMax MSTR Short Option Income Strategy ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

YieldMax R2000 0DTE Covered Call Strategy ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

YieldMax S&P 500 0DTE Covered Call Strategy ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

YieldMax Semiconductor Portfolio Option Income ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

YieldMax Target 12 Big 50 Option Income ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

YieldMax Target 12 Real Estate Option Income ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

YieldMax Target 12 Semiconductor Option Income ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 7/31/2025	FYE 7/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 7/31/2025	FYE 7/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

July 31, 2025

Tidal Trust II

•YieldMax AI & Tech Portfolio Option Income ETF	| GPTY	| NYSE Arca, Inc.
•YieldMax Crypto Industry & Tech Portfolio Option Income ETF	| LFGY	| NYSE Arca, Inc.
•YieldMax Dorsey Wright Featured 5 Income ETF	| FEAT	| The Nasdaq Stock Market, LLC
•YieldMax Dorsey Wright Hybrid 5 Income ETF	| FIVY	| The Nasdaq Stock Market, LLC
•YieldMax MSTR Short Option Income Strategy ETF	| WNTR	| NYSE Arca, Inc.
•YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF	| QDTY	| The Nasdaq Stock Market, LLC
•YieldMax R2000 0DTE Covered Call Strategy ETF	| RDTY	| The Nasdaq Stock Market, LLC
•YieldMax S&P 500 0DTE Covered Call Strategy ETF	| SDTY	| The Nasdaq Stock Market, LLC
•YieldMax Semiconductor Portfolio Option Income ETF	| CHPY	| NYSE Arca, Inc.
•YieldMax Target 12 Big 50 Option Income ETF	| BIGY	| NYSE Arca, Inc.
•YieldMax Target 12 Real Estate Option Income ETF	| RNTY	| NYSE Arca, Inc.
•YieldMax Target 12 Semiconductor Option Income ETF	| SOXY	| NYSE Arca, Inc.

YieldMax ETFs

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

YieldMax AI & Tech Portfolio Option Income ETF

Schedule of Investments

July 31, 2025

COMMON STOCKS - 100.5%	Shares	Value
Auto Manufacturers - 3.8%
Tesla, Inc. (a)(b)(c)	5,768	$1,778,101

Computers - 7.9%
Apple, Inc. (b)(c)	8,847	1,836,372
International Business Machines Corp. (b)(c)	7,143	1,808,250
		3,644,622

Internet - 13.7%
Alphabet, Inc. - Class A (b)(c)	9,909	1,901,537
Amazon.com, Inc. (a)(b)(c)	8,148	1,907,528
Meta Platforms, Inc. - Class A (b)(c)	3,301	2,553,126
		6,362,191

Semiconductors - 32.5%(d)
Advanced Micro Devices, Inc. (a)(b)(c)	10,972	1,934,473
Broadcom, Inc. (b)(c)	6,469	1,899,945
Intel Corp. (b)(c)	90,618	1,794,236
Marvell Technology, Inc. (b)(c)	18,948	1,522,851
NVIDIA Corp. (b)(c)	24,387	4,337,716
QUALCOMM, Inc. (b)(c)	11,677	1,713,717
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)(c)	7,815	1,888,260
		15,091,198

Software - 39.3%(d)
C3.ai, Inc. - Class A (a)(b)(c)	145,220	3,421,383
CoreWeave, Inc. - Class A (a)(b)	16,851	1,923,205
Microsoft Corp. (b)(c)	4,620	2,464,770
Oracle Corp. (b)(c)	7,759	1,969,001
Palantir Technologies, Inc. - Class A (a)(b)(c)	24,093	3,815,127
Salesforce, Inc. (b)(c)	5,264	1,359,849
ServiceNow, Inc. (a)(b)(c)	1,449	1,366,581
Snowflake, Inc. - Class A (a)(b)(c)	8,674	1,938,639
		18,258,555

Telecommunications - 3.3%
Arista Networks, Inc. (a)(b)(c)	12,280	1,513,142
TOTAL COMMON STOCKS (Cost $42,860,693)		46,647,809

The accompanying notes are an integral part of these financial statements.	1

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

PURCHASED OPTIONS - 0.3%(a)	Notional Amount	Contracts
Call Options - 0.3%(e)(f)
Advanced Micro Devices, Inc., Expiration: 08/08/2025; Exercise Price: $210.00 (b)	$1,921,779	109	9,211
Amazon.com, Inc., Expiration: 08/01/2025; Exercise Price: $242.50 (b)	1,896,291	81	29,970
Apple, Inc., Expiration: 08/01/2025; Exercise Price: $227.50 (b)	1,826,616	88	2,376
Arista Networks, Inc., Expiration: 08/08/2025; Exercise Price: $140.00 (b)	1,503,284	122	10,675
Broadcom, Inc., Expiration: 08/01/2025; Exercise Price: $315.00 (b)	1,879,680	64	224
CoreWeave, Inc., Expiration: 08/15/2025; Exercise Price: $150.00 (b)	1,917,384	168	29,820
Marvell Technology, Inc., Expiration: 08/15/2025; Exercise Price: $90.00 (b)	1,518,993	189	16,632
Microsoft Corp. (b)
Expiration: 08/01/2025; Exercise Price: $540.00	53,350	1	144
Expiration: 08/15/2025; Exercise Price: $570.00	1,227,050	23	1,173
NVIDIA Corp., Expiration: 08/08/2025; Exercise Price: $192.50 (b)	1,707,552	96	2,976
Palantir Technologies, Inc., Expiration: 08/08/2025; Exercise Price: $190.00 (b)	3,800,400	240	24,480
QUALCOMM, Inc., Expiration: 08/01/2025; Exercise Price: $185.00 (b)	29,352	2	1
Tesla, Inc., Expiration: 08/08/2025; Exercise Price: $355.00 (b)	1,757,139	57	2,593
TOTAL PURCHASED OPTIONS (Cost $195,382)			130,275

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.4%		Shares
First American Government Obligations Fund - Class X, 4.23% (g)		637,341	637,341
TOTAL MONEY MARKET FUNDS (Cost $637,341)			637,341

TOTAL INVESTMENTS - 102.2% (Cost $43,693,416)			47,415,425
Liabilities in Excess of Other Assets - (2.2)%			(1,015,659)
TOTAL NET ASSETS - 100.0%			$46,399,766

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of July 31, 2025 is $10,505,387.
(d)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.	2

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

YieldMax AI & Tech Portfolio Option Income ETF

Schedule of Written Options

July 31, 2025

WRITTEN OPTIONS - (1.3)%	Notional Amount	Contracts	Value
Call Options - (1.3)% (a)(b)
Advanced Micro Devices, Inc., Expiration: 08/08/2025; Exercise Price: $200.00	$(1,921,779)	(109)	$(18,694)
Alphabet, Inc., Expiration: 08/08/2025; Exercise Price: $197.50	(1,899,810)	(99)	(13,365)
Amazon.com, Inc., Expiration: 08/01/2025; Exercise Price: $230.00	(1,896,291)	(81)	(73,710)
Apple, Inc., Expiration: 08/01/2025; Exercise Price: $215.00	(1,826,616)	(88)	(15,180)
Arista Networks, Inc., Expiration: 08/08/2025; Exercise Price: $135.00	(1,503,284)	(122)	(23,485)
Broadcom, Inc., Expiration: 08/01/2025; Exercise Price: $295.00	(1,879,680)	(64)	(14,624)
C3.ai, Inc., Expiration: 08/08/2025; Exercise Price: $29.00	(3,420,912)	(1,452)	(5,082)
CoreWeave, Inc., Expiration: 08/15/2025; Exercise Price: $132.00	(1,917,384)	(168)	(52,836)
Intel Corp., Expiration: 08/15/2025; Exercise Price: $21.00	(1,793,880)	(906)	(22,197)
International Business Machines Corp., Expiration: 08/15/2025; Exercise Price: $262.50	(1,797,365)	(71)	(7,952)
Marvell Technology, Inc., Expiration: 08/15/2025; Exercise Price: $85.00	(1,518,993)	(189)	(35,721)
Meta Platforms, Inc., Expiration: 08/15/2025; Exercise Price: $790.00	(2,552,352)	(33)	(35,558)
Microsoft Corp., Expiration: 08/15/2025; Exercise Price: $540.00	(2,454,100)	(46)	(27,485)
NVIDIA Corp., Expiration: 08/08/2025; Exercise Price: $182.50	(1,707,552)	(96)	(18,768)
Oracle Corp.
Expiration: 08/08/2025; Exercise Price: $247.50	(1,446,489)	(57)	(53,437)
Expiration: 08/08/2025; Exercise Price: $252.50	(507,540)	(20)	(12,350)
Palantir Technologies, Inc., Expiration: 08/08/2025; Exercise Price: $175.00	(3,800,400)	(240)	(82,200)
QUALCOMM, Inc., Expiration: 08/08/2025; Exercise Price: $157.50	(1,702,416)	(116)	(3,016)
Salesforce, Inc., Expiration: 08/08/2025; Exercise Price: $275.00	(1,343,316)	(52)	(2,704)
ServiceNow, Inc., Expiration: 08/08/2025; Exercise Price: $1,010.00	(1,320,368)	(14)	(2,730)
Snowflake, Inc.
Expiration: 08/01/2025; Exercise Price: $222.50	(782,250)	(35)	(13,037)
Expiration: 08/01/2025; Exercise Price: $217.50	(1,139,850)	(51)	(36,720)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 08/08/2025; Exercise Price: $250.00	(1,884,636)	(78)	(13,806)
Tesla, Inc., Expiration: 08/08/2025; Exercise Price: $345.00	(1,757,139)	(57)	(4,532)
TOTAL WRITTEN OPTIONS (Premiums received $806,896)			$(589,189)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

YieldMax Crypto Industry & Tech Portfolio Option Income ETF

Schedule of Investments

July 31, 2025

COMMON STOCKS - 84.0%	Shares	Value
Banks - 4.0%
NU Holdings Ltd./Cayman Islands - Class A (a)(b)(c)	621,112	$7,589,989

Commercial Services - 6.6%
Block, Inc. - Class A (a)(b)(c)	97,176	7,507,818
PayPal Holdings, Inc. (a)(b)(c)	75,137	5,166,420
		12,674,238

Diversified Financial Services - 18.6%
BitMine Immersion Technologies, Inc. (a)(b)	97,379	3,373,208
Circle Internet Group, Inc. (a)(b)	40,787	7,485,230
Coinbase Global, Inc. - Class A (a)(b)(c)	45,583	17,219,434

The accompanying notes are an integral part of these financial statements.	3

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

Galaxy Digital, Inc. - Class A (a)(b)	254,146	7,221,559
		35,299,431

Internet - 14.2%
MercadoLibre, Inc. (a)(b)(c)	3,313	7,864,697
Opera Ltd. - ADR (b)(c)	458,282	7,593,733
Robinhood Markets, Inc. - Class A (a)(b)(c)	111,434	11,483,274
		26,941,704

Investment Companies - 26.5%(d)
Bitdeer Technologies Group - Class A (a)(b)(c)	539,993	6,960,510
Cleanspark, Inc. (a)(b)(c)	649,965	7,390,102
Core Scientific, Inc. (a)(b)(c)	573,597	7,766,503
Hut 8 Corp. (a)(b)(c)	382,758	8,125,952
MARA Holdings, Inc. (a)(b)(c)	680,939	10,949,499
Riot Platforms, Inc. (a)(b)(c)	687,967	9,225,638
		50,418,204

Retail - 3.0%
GameStop Corp. - Class A (a)(b)(c)	252,753	5,674,305

Semiconductors - 2.1%
NVIDIA Corp. (b)(c)	22,376	3,980,019

Software - 9.0%
MicroStrategy, Inc. - Class A (a)(b)(c)	42,605	17,121,245
TOTAL COMMON STOCKS (Cost $136,341,283)		159,699,135

EXCHANGE TRADED FUNDS - 14.2%
iShares Bitcoin Trust ETF (a)(c)	290,952	19,295,936
iShares Ethereum Trust ETF (a)(b)	269,025	7,605,337
TOTAL EXCHANGE TRADED FUNDS (Cost $24,815,860)		26,901,273

The accompanying notes are an integral part of these financial statements.	4

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

PURCHASED OPTIONS - 2.1%(a)	Notional Amount	Contracts	Value
Call Options - 0.5%(e)(f)
Bitdeer Technologies Group (b)
Expiration: 08/01/2025; Exercise Price: $17.50	$1,397,276	1,084	18,970
Expiration: 08/08/2025; Exercise Price: $16.00	5,305,524	4,116	41,160
Block, Inc., Expiration: 08/08/2025; Exercise Price: $89.00 (b)	7,501,946	971	82,049
Cboe Mini Bitcoin U.S. ETF, Expiration: 08/15/2025; Exercise Price: $320.00 (b)	18,807,858	681	388,170
Circle Internet Group, Inc., Expiration: 08/08/2025; Exercise Price: $205.00 (b)	7,469,264	407	81,400
Cleanspark, Inc. (b)
Expiration: 08/01/2025; Exercise Price: $14.00	7,367,760	6,480	3,240
Expiration: 08/08/2025; Exercise Price: $14.00	167,139	147	882
Coinbase Global, Inc., Expiration: 08/01/2025; Exercise Price: $460.00 (b)	17,188,080	455	16,835
Core Scientific, Inc. (b)
Expiration: 08/01/2025; Exercise Price: $15.00	7,636,560	5,640	8,460
Expiration: 08/01/2025; Exercise Price: $16.00	205,808	152	228
Galaxy Digital, Inc. (b)
Expiration: 08/01/2025; Exercise Price: $36.00	3,549,034	1,249	6,245
Expiration: 08/08/2025; Exercise Price: $33.00	3,813,293	1,342	120,780
GameStop Corp. (b)
Expiration: 08/01/2025; Exercise Price: $26.50	5,123,090	2,282	4,564
Expiration: 08/01/2025; Exercise Price: $27.50	493,900	220	550
Hut 8 Corp. (b)
Expiration: 08/01/2025; Exercise Price: $23.50	7,901,806	3,722	5,583
Expiration: 08/01/2025; Exercise Price: $24.50	146,487	69	104
MARA Holdings, Inc., Expiration: 08/08/2025; Exercise Price: $19.00 (b)	5,636,040	3,505	29,793
MercadoLibre, Inc., Expiration: 08/08/2025; Exercise Price: $2,620.00 (b)	7,833,837	33	73,425
MicroStrategy, Inc., Expiration: 08/01/2025; Exercise Price: $455.00 (b)	7,876,456	196	13,328
NU Holdings Ltd./Cayman Islands, Expiration: 08/15/2025; Exercise Price: $14.00 (b)	7,589,842	6,211	68,321
NVIDIA Corp., Expiration: 08/01/2025; Exercise Price: $190.00 (b)	3,966,501	223	558
PayPal Holdings, Inc., Expiration: 08/08/2025; Exercise Price: $72.00 (b)	5,163,876	751	21,403
Riot Platforms, Inc., Expiration: 08/01/2025; Exercise Price: $17.00 (b)	8,996,769	6,709	26,836
Total Call Options			1,012,884

Put Options - 1.6%
Cboe Mini Bitcoin U.S. ETF, Expiration: 12/31/2025; Exercise Price: $230.00 (b)(e)(f)	75,562,848	2,736	3,009,600
TOTAL PURCHASED OPTIONS (Cost $7,064,788)			4,022,484

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.6%		Shares
First American Government Obligations Fund - Class X, 4.23% (g)		2,992,713	2,992,713
TOTAL MONEY MARKET FUNDS (Cost $2,992,713)			2,992,713

TOTAL INVESTMENTS - 101.9% (Cost $171,214,644)			193,615,605
Liabilities in Excess of Other Assets - (1.9)%			(3,549,275)
TOTAL NET ASSETS - 100.0%			$190,066,330

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of July 31, 2025 is $48,514,406.
(d)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.	5

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

YieldMax Crypto Industry & Tech Portfolio Option Income ETF

Schedule of Written Options

July 31, 2025

WRITTEN OPTIONS - (1.9)%	Notional Amount	Contracts	Value
Call Options - (1.1)% (a)(b)
Bitdeer Technologies Group
Expiration: 08/01/2025; Exercise Price: $16.00	$(1,550,667)	(1,203)	$(81,203)
Expiration: 08/01/2025; Exercise Price: $14.50	(103,120)	(80)	(2,200)
Expiration: 08/08/2025; Exercise Price: $14.50	(5,305,524)	(4,116)	(102,900)
BitMine Immersion Technologies, Inc., Expiration: 08/15/2025; Exercise Price: $50.00	(3,370,472)	(973)	(97,300)
Block, Inc., Expiration: 08/08/2025; Exercise Price: $83.00	(7,501,946)	(971)	(192,258)
Cboe Mini Bitcoin U.S. ETF, Expiration: 08/15/2025; Exercise Price: $295.00	(18,807,858)	(681)	(146,415)
Circle Internet Group, Inc., Expiration: 08/08/2025; Exercise Price: $192.50	(7,469,264)	(407)	(172,975)
Cleanspark, Inc.
Expiration: 08/01/2025; Exercise Price: $12.50	(7,222,224)	(6,352)	(15,880)
Expiration: 08/08/2025; Exercise Price: $12.50	(167,139)	(147)	(3,969)
Coinbase Global, Inc., Expiration: 08/01/2025; Exercise Price: $420.00	(17,188,080)	(455)	(87,587)
Core Scientific, Inc.
Expiration: 08/01/2025; Exercise Price: $14.00	(7,636,560)	(5,640)	(33,840)
Expiration: 08/01/2025; Exercise Price: $14.50	(52,806)	(39)	(97)
Expiration: 08/08/2025; Exercise Price: $14.00	(75,824)	(56)	(2,268)
Galaxy Digital, Inc.
Expiration: 08/01/2025; Exercise Price: $32.00	(3,406,959)	(1,199)	(8,993)
Expiration: 08/08/2025; Exercise Price: $30.00	(3,813,293)	(1,342)	(204,655)
GameStop Corp., Expiration: 08/01/2025; Exercise Price: $24.00	(5,673,115)	(2,527)	(11,372)
Hut 8 Corp.
Expiration: 08/01/2025; Exercise Price: $22.50	(146,487)	(69)	(380)
Expiration: 08/01/2025; Exercise Price: $21.50	(7,978,234)	(3,758)	(116,498)
iShares Ethereum Trust ETF, Expiration: 08/01/2025; Exercise Price: $31.00	(7,604,630)	(2,690)	(5,380)
MARA Holdings, Inc.
Expiration: 08/08/2025; Exercise Price: $17.50	(5,636,040)	(3,505)	(77,110)
Expiration: 08/08/2025; Exercise Price: $18.50	(5,312,832)	(3,304)	(37,996)
MercadoLibre, Inc., Expiration: 08/08/2025; Exercise Price: $2,500.00	(7,833,837)	(33)	(171,270)
MicroStrategy, Inc.
Expiration: 08/01/2025; Exercise Price: $430.00	(7,876,456)	(196)	(31,752)
Expiration: 08/01/2025; Exercise Price: $435.00	(9,242,780)	(230)	(30,590)
NU Holdings Ltd./Cayman Islands, Expiration: 08/15/2025; Exercise Price: $13.00	(7,589,842)	(6,211)	(173,908)
NVIDIA Corp., Expiration: 08/01/2025; Exercise Price: $185.00	(3,966,501)	(223)	(2,119)
Opera Ltd.
Expiration: 08/15/2025; Exercise Price: $20.00	(7,420,046)	(4,478)	(33,585)
Expiration: 08/15/2025; Exercise Price: $17.50	(172,328)	(104)	(3,380)
PayPal Holdings, Inc., Expiration: 08/08/2025; Exercise Price: $70.00	(5,163,876)	(751)	(55,574)
Riot Platforms, Inc.
Expiration: 08/01/2025; Exercise Price: $15.50	(8,449,641)	(6,301)	(72,461)
Expiration: 08/01/2025; Exercise Price: $15.00	(775,098)	(578)	(10,115)
Robinhood Markets, Inc.
Expiration: 08/08/2025; Exercise Price: $115.00	(10,933,605)	(1,061)	(65,251)
Expiration: 08/08/2025; Exercise Price: $117.00	(546,165)	(53)	(2,411)
Total Call Options			(2,053,692)

The accompanying notes are an integral part of these financial statements.	6

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

Put Options - (0.8)% (a)(b)
Cboe Mini Bitcoin U.S. ETF, Expiration: 12/31/2025; Exercise Price: $150.00	(75,562,848)	(2,736)	(1,504,800)
TOTAL WRITTEN OPTIONS (Premiums received $5,644,513)			$(3,558,492)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

YieldMax Dorsey Wright Featured 5 Income ETF

Schedule of Investments

July 31, 2025

EXCHANGE TRADED FUNDS - 97.9%	Shares	Value
YieldMax Bitcoin Option Income Strategy ETF (a)	393,271	$4,310,250
YieldMax COIN Option Income Strategy ETF (a)	435,422	3,792,525
YieldMax CVNA Option Income Strategy ETF (a)	100,113	4,579,169
YieldMax HOOD Option Income Strategy ETF (a)	59,941	4,052,611
YieldMax NFLX Option Income Strategy ETF (a)	249,641	4,156,523
TOTAL EXCHANGE TRADED FUNDS (Cost $20,703,268)		20,891,078

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 2.2%
First American Government Obligations Fund - Class X, 4.23% (b)	475,783	475,783
TOTAL MONEY MARKET FUNDS (Cost $475,783)		475,783

TOTAL INVESTMENTS - 100.1% (Cost $21,179,051)		21,366,861
Liabilities in Excess of Other Assets - (0.1)%		(23,623)
TOTAL NET ASSETS - 100.0%		$21,343,238

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

YieldMax Dorsey Wright Hybrid 5 Income ETF

Schedule of Investments

July 31, 2025

EXCHANGE TRADED FUNDS - 65.9%	Shares	Value
ProShares Bitcoin ETF	39,624	$887,578
YieldMax Bitcoin Option Income Strategy ETF (a)	123,196	1,350,228
YieldMax COIN Option Income Strategy ETF (a)	135,858	1,183,323
YieldMax CVNA Option Income Strategy ETF (a)	31,221	1,428,048
YieldMax HOOD Option Income Strategy ETF (a)	18,693	1,263,834
YieldMax NFLX Option Income Strategy ETF (a)	77,921	1,297,385
TOTAL EXCHANGE TRADED FUNDS (Cost $7,281,405)		7,410,396

COMMON STOCKS - 32.7%
Diversified Financial Services - 7.5%
Coinbase Global, Inc. - Class A (b)	2,237	845,049

Internet - 16.0%
Netflix, Inc. (b)	764	885,781

The accompanying notes are an integral part of these financial statements.	7

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

Robinhood Markets, Inc. - Class A (b)	8,917	918,897
		1,804,678

Retail - 9.2%
Carvana Co. (b)	2,645	1,032,000
TOTAL COMMON STOCKS (Cost $3,220,509)		3,681,727

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.4%
First American Government Obligations Fund - Class X, 4.23% (c)	160,877	160,877
TOTAL MONEY MARKET FUNDS (Cost $160,877)		160,877

TOTAL INVESTMENTS - 100.0% (Cost $10,662,791)		11,253,000
Liabilities in Excess of Other Assets - (0.0)% (d)		(2,282)
TOTAL NET ASSETS - 100.0%		$11,250,718

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(d)	Represents less than 0.05% of net assets.

YieldMax MSTR Short Option Income Strategy ETF

Schedule of Investments

July 31, 2025

U.S. TREASURY SECURITIES - 51.8%		Par	Value
United States Treasury Note/Bond
4.25%, 10/15/2025 (a)		$6,345,000	$6,344,285
3.88%, 01/15/2026 (a)		8,072,000	8,057,953
TOTAL U.S. TREASURY SECURITIES (Cost $14,412,880)			14,402,238

PURCHASED OPTIONS - 8.6%(b)	Notional Amount	Contracts
Call Options - 0.7% (c)(d)
MicroStrategy, Inc. (e)
Expiration: 09/19/2025; Exercise Price: $600.00	$13,261,380	330	120,120
Expiration: 09/19/2025; Exercise Price: $680.00	14,466,960	360	71,100
Total Call Options			191,220

Put Options - 7.9% (c)(d)
MicroStrategy, Inc. (e)
Expiration: 08/01/2025; Exercise Price: $370.00	12,055,800	300	36,450
Expiration: 09/19/2025; Exercise Price: $400.00	24,513,460	610	1,872,700
Expiration: 10/17/2025; Exercise Price: $400.00	3,214,880	80	297,400
Total Put Options			2,206,550
TOTAL PURCHASED OPTIONS (Cost $3,130,090)			2,397,770

SHORT-TERM INVESTMENTS

The accompanying notes are an integral part of these financial statements.	8

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

U.S. TREASURY BILLS - 44.7%	Par
4.18%, 08/14/2025 (a)(f)	$632,000	631,028
4.15%, 11/06/2025 (a)(f)	8,230,000	8,136,808
4.03%, 02/19/2026 (a)(f)	3,130,000	3,058,519
4.06%, 07/09/2026 (a)(f)	631,000	607,345
TOTAL U.S. TREASURY BILLS (Cost $12,439,226)		12,433,700

MONEY MARKET FUNDS - 9.0%	Shares
First American Government Obligations Fund - Class X, 4.23%(g)	2,510,710	2,510,710
TOTAL MONEY MARKET FUNDS (Cost $2,510,710)		2,510,710

TOTAL INVESTMENTS - 114.1% (Cost $32,492,906)		31,744,418
Liabilities in Excess of Other Assets - (14.1)%		(3,928,535)
TOTAL NET ASSETS - 100.0%		$27,815,883

Percentages are stated as a percent of net assets.

(a)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of July 31, 2025 is $13,373,489.
(b)	Non-income producing security.
(c)	100 shares per contract.
(d)	Exchange-traded.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(g)	The rate shown is the annualized effective yield as of July 31, 2025.

YieldMax MSTR Short Option Income Strategy ETF

Schedule of Written Options

July 31, 2025

WRITTEN OPTIONS - (10.2)%	Notional Amount	Contracts	Value
Call Options - (8.8)% (a)(b)
MicroStrategy, Inc.
Expiration: 09/19/2025; Exercise Price: $400.02	$(24,513,460)	(610)	$(2,097,306)
Expiration: 10/17/2025; Exercise Price: $400.02	(3,214,880)	(80)	(354,916)
Total Call Options			(2,452,222)

Put Options - (1.4)% (a)(b)
MicroStrategy, Inc.
Expiration: 08/01/2025; Exercise Price: $385.00	(12,055,800)	(300)	(80,250)
Expiration: 08/01/2025; Exercise Price: $405.00	(12,055,800)	(300)	(287,250)
Expiration: 08/01/2025; Exercise Price: $387.50	(3,616,740)	(90)	(29,250)
Total Put Options			(396,750)
TOTAL WRITTEN OPTIONS (Premiums received $3,555,162)			$(2,848,972)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	9

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF

Schedule of Investments

July 31, 2025

PURCHASED OPTIONS - 99.1%(a)	Notional Amount	Contracts	Value
Call Options - 99.1% (b)(c)
NASDAQ 100 Index, Expiration: 12/19/2025; Exercise Price: $1,001.26	$11,609,060	5	$11,108,184
TOTAL PURCHASED OPTIONS (Cost $10,252,331)			11,108,184

U.S. TREASURY SECURITIES - 0.2%		Par
United States Treasury Note/Bond, 3.88%, 01/15/2026		$20,000	19,965
TOTAL U.S. TREASURY SECURITIES (Cost $19,989)			19,965

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.6%		Shares
First American Government Obligations Fund - Class X, 4.23% (d)		70,094	70,094
TOTAL MONEY MARKET FUNDS (Cost $70,094)			70,094

TOTAL INVESTMENTS - 99.9% (Cost $10,342,414)			11,198,243
Other Assets in Excess of Liabilities - 0.1%			16,607
TOTAL NET ASSETS - 100.0%			$11,214,850

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

YieldMax R2000 0DTE Covered Call Strategy ETF

Schedule of Investments

July 31, 2025

PURCHASED OPTIONS - 92.8%(a)	Notional Amount	Contracts	Value
Call Options - 92.8% (b)(c)
Russell 2000 Index, Expiration: 12/19/2025; Exercise Price: $210.26	$5,750,287	26	$5,185,957
TOTAL PURCHASED OPTIONS (Cost $4,804,287)			5,185,957

U.S. TREASURY SECURITIES - 0.7%		Par
United States Treasury Note/Bond, 3.88%, 01/15/2026		$40,000	39,930
TOTAL U.S. TREASURY SECURITIES (Cost $39,978)			39,930

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 5.8%		Shares
First American Government Obligations Fund - Class X, 4.23% (d)		324,851	324,851
TOTAL MONEY MARKET FUNDS (Cost $324,851)			324,851

TOTAL INVESTMENTS - 99.3% (Cost $5,169,116)			5,550,738
Other Assets in Excess of Liabilities - 0.7%			38,082
TOTAL NET ASSETS - 100.0%			$5,588,820

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	10

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

YieldMax S&P 500 0DTE Covered Call Strategy ETF

Schedule of Investments

July 31, 2025

PURCHASED OPTIONS - 86.4%(a)	Notional Amount	Contracts	Value
Call Options - 86.4% (b)(c)
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $1,000.26	$13,946,658	22	11,741,523
TOTAL PURCHASED OPTIONS (Cost $10,670,316)			11,741,523

U.S. TREASURY SECURITIES - 5.1%		Par
United States Treasury Note/Bond
4.25%, 10/15/2025		$27,000	26,997
3.88%, 01/15/2026		670,000	668,834
TOTAL U.S. TREASURY SECURITIES (Cost $696,372)			695,831

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 3.1%		Shares
First American Government Obligations Fund - Class X, 4.23% (d)		424,091	424,091
TOTAL MONEY MARKET FUNDS (Cost $424,091)			424,091

U.S. TREASURY BILLS - 0.2%		Par
4.06%, 07/09/2026 (e)		$28,000	26,950
TOTAL U.S. TREASURY BILLS (Cost $26,961)			26,950

TOTAL INVESTMENTS - 94.8% (Cost $11,817,740)			12,888,395
Other Assets in Excess of Liabilities - 5.2%			709,032
TOTAL NET ASSETS - 100.0%			$13,597,427

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(e)	The rate shown is the annualized effective yield as of July 31, 2025.

YieldMax Semiconductor Portfolio Option Income ETF

Schedule of Investments

July 31, 2025

COMMON STOCKS - 100.0%	Shares	Value
Semiconductors - 100.0%(a)
ACM Research, Inc. - Class A (b)(c)(d)	40,147	$1,218,863
Advanced Micro Devices, Inc. (b)(c)(d)	8,710	1,535,660
Analog Devices, Inc. (c)(d)	5,511	1,237,936
Applied Materials, Inc. (c)(d)	6,176	1,112,051
ASML Holding NV (c)(d)	1,315	913,544

The accompanying notes are an integral part of these financial statements.	11

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

Broadcom, Inc. (c)(d)		13,270	3,897,399
Intel Corp. (c)(d)		42,563	842,747
KLA Corp. (c)(d)		1,534	1,348,432
Lam Research Corp. (c)(d)		15,449	1,465,183
Lattice Semiconductor Corp. (b)(c)(d)		17,810	887,472
Marvell Technology, Inc. (c)(d)		14,552	1,169,544
Microchip Technology, Inc. (c)(d)		18,599	1,257,107
Micron Technology, Inc. (c)(d)		10,560	1,152,518
Monolithic Power Systems, Inc. (c)(d)		1,437	1,022,052
NVIDIA Corp. (c)(d)		21,429	3,811,576
NXP Semiconductors NV (c)(d)		4,634	990,610
ON Semiconductor Corp. (b)(c)(d)		22,581	1,272,665
QUALCOMM, Inc. (c)(d)		10,583	1,553,161
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)(d)		6,072	1,467,117
Texas Instruments, Inc. (c)(d)		6,392	1,157,336
TOTAL COMMON STOCKS (Cost $26,663,612)			29,312,973

PURCHASED OPTIONS - 0.4%(b)	Notional Amount	Contracts
Call Options - 0.4%(e)(f)
ACM Research, Inc., Expiration: 08/15/2025; Exercise Price: $36.00 (c)	$112,332	37	1,480
Advanced Micro Devices, Inc., Expiration: 08/08/2025; Exercise Price: $205.00 (c)	1,533,897	87	10,440
Analog Devices, Inc. (c)
Expiration: 08/01/2025; Exercise Price: $237.50	179,704	8	260
Expiration: 08/01/2025; Exercise Price: $242.50	22,463	1	27
Expiration: 08/08/2025; Exercise Price: $240.00	1,033,298	46	2,185
Applied Materials, Inc., Expiration: 08/08/2025; Exercise Price: $195.00 (c)	1,098,366	61	2,013
ASML Holding NV, Expiration: 08/15/2025; Exercise Price: $850.00 (c)	833,652	12	450
Broadcom, Inc., Expiration: 08/08/2025; Exercise Price: $320.00 (c)	3,935,580	134	7,035
Intel Corp., Expiration: 08/08/2025; Exercise Price: $22.00 (c)	841,500	425	2,337
KLA Corp., Expiration: 08/15/2025; Exercise Price: $1,020.00 (c)	791,127	9	1,912
Lam Research Corp., Expiration: 08/08/2025; Exercise Price: $99.00 (c)	1,460,536	154	12,089
Lattice Semiconductor Corp., Expiration: 08/15/2025; Exercise Price: $60.00 (c)	886,974	178	11,125
Marvell Technology, Inc., Expiration: 08/08/2025; Exercise Price: $95.00 (c)	1,165,365	145	3,190
Microchip Technology, Inc., Expiration: 08/08/2025; Exercise Price: $75.00 (c)	1,250,415	185	14,338
Micron Technology, Inc. (c)
Expiration: 08/08/2025; Exercise Price: $118.00	927,690	85	3,315
Expiration: 08/08/2025; Exercise Price: $117.00	109,140	10	515
NVIDIA Corp., Expiration: 08/08/2025; Exercise Price: $192.50 (c)	3,806,418	214	6,634
NXP Semiconductors NV (c)
Expiration: 08/08/2025; Exercise Price: $235.00	128,262	6	120
Expiration: 08/15/2025; Exercise Price: $260.00	320,655	15	263
ON Semiconductor Corp. (c)
Expiration: 08/08/2025; Exercise Price: $64.00	1,099,020	195	12,187
Expiration: 08/08/2025; Exercise Price: $65.00	169,080	30	1,530
QUALCOMM, Inc., Expiration: 08/08/2025; Exercise Price: $162.50 (c)	1,540,980	105	1,050
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 08/08/2025; Exercise Price: $257.50 (c)	1,449,720	60	3,330
Texas Instruments, Inc., Expiration: 08/08/2025; Exercise Price: $197.50 (c)	1,140,678	63	914
TOTAL PURCHASED OPTIONS (Cost $168,078)			98,739

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.9%		Shares
First American Government Obligations Fund - Class X, 4.23% (g)		557,091	557,091
TOTAL MONEY MARKET FUNDS (Cost $557,091)			557,091

The accompanying notes are an integral part of these financial statements.	12

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

TOTAL INVESTMENTS - 102.3% (Cost $27,388,781)	29,968,803
Liabilities in Excess of Other Assets - (2.3)%	(664,641)
TOTAL NET ASSETS - 100.0%	$29,304,162

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of July 31, 2025 is $5,797,013.
(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

YieldMax Semiconductor Portfolio Option Income ETF

Schedule of Written Options

July 31, 2025

WRITTEN OPTIONS - (1.4)%	Notional Amount	Contracts	Value
Call Options - (1.4)% (a)(b)
ACM Research, Inc.
Expiration: 08/15/2025; Exercise Price: $32.00	$(950,268)	(313)	$(40,690)
Expiration: 08/15/2025; Exercise Price: $34.00	(36,432)	(12)	(900)
Expiration: 08/15/2025; Exercise Price: $33.00	(230,736)	(76)	(7,600)
Advanced Micro Devices, Inc., Expiration: 08/08/2025; Exercise Price: $190.00	(1,533,897)	(87)	(30,233)
Analog Devices, Inc.
Expiration: 08/01/2025; Exercise Price: $227.50	(202,167)	(9)	(742)
Expiration: 08/08/2025; Exercise Price: $230.00	(1,033,298)	(46)	(10,580)
Applied Materials, Inc., Expiration: 08/08/2025; Exercise Price: $185.00	(1,098,366)	(61)	(11,163)
ASML Holding NV
Expiration: 08/08/2025; Exercise Price: $717.50	(69,471)	(1)	(405)
Expiration: 08/15/2025; Exercise Price: $750.00	(833,652)	(12)	(2,970)
Broadcom, Inc., Expiration: 08/08/2025; Exercise Price: $305.00	(3,935,580)	(134)	(34,170)
Intel Corp., Expiration: 08/08/2025; Exercise Price: $20.50	(841,500)	(425)	(9,350)
KLA Corp.
Expiration: 08/15/2025; Exercise Price: $960.00	(87,903)	(1)	(720)
Expiration: 08/15/2025; Exercise Price: $940.00	(879,030)	(10)	(11,050)
Expiration: 08/15/2025; Exercise Price: $950.00	(351,612)	(4)	(3,360)
Lam Research Corp., Expiration: 08/08/2025; Exercise Price: $94.00	(1,460,536)	(154)	(40,656)
Lattice Semiconductor Corp., Expiration: 08/15/2025; Exercise Price: $55.00	(886,974)	(178)	(26,700)
Marvell Technology, Inc., Expiration: 08/08/2025; Exercise Price: $90.00	(1,165,365)	(145)	(7,395)
Microchip Technology, Inc., Expiration: 08/08/2025; Exercise Price: $72.00	(1,250,415)	(185)	(22,200)
Micron Technology, Inc.
Expiration: 08/08/2025; Exercise Price: $112.00	(218,280)	(20)	(3,420)
Expiration: 08/08/2025; Exercise Price: $113.00	(927,690)	(85)	(11,645)
Monolithic Power Systems, Inc.
Expiration: 08/15/2025; Exercise Price: $760.00	(213,372)	(3)	(5,940)
Expiration: 08/15/2025; Exercise Price: $770.00	(426,744)	(6)	(9,960)
Expiration: 08/15/2025; Exercise Price: $750.00	(284,496)	(4)	(8,900)
Expiration: 08/15/2025; Exercise Price: $810.00	(71,124)	(1)	(810)
NVIDIA Corp.
Expiration: 08/08/2025; Exercise Price: $182.50	(3,468,465)	(195)	(38,122)

The accompanying notes are an integral part of these financial statements.	13

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

Expiration: 08/08/2025; Exercise Price: $185.00	(337,953)	(19)	(2,337)
NXP Semiconductors NV
Expiration: 08/08/2025; Exercise Price: $225.00	(128,262)	(6)	(720)
Expiration: 08/15/2025; Exercise Price: $230.00	(855,080)	(40)	(5,400)
ON Semiconductor Corp., Expiration: 08/08/2025; Exercise Price: $60.00	(1,268,100)	(225)	(32,738)
QUALCOMM, Inc., Expiration: 08/08/2025; Exercise Price: $155.00	(1,540,980)	(105)	(4,777)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 08/08/2025; Exercise Price: $247.50	(1,449,720)	(60)	(14,910)
Texas Instruments, Inc., Expiration: 08/08/2025; Exercise Price: $187.50	(1,140,678)	(63)	(6,615)
TOTAL WRITTEN OPTIONS (Premiums received $613,071)			$(407,178)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

YieldMax Target 12 Big 50 Option Income ETF

Schedule of Investments

July 31, 2025

COMMON STOCKS - 100.2%	Shares	Value
Aerospace/Defense - 0.7%
General Electric Co. (a)(b)	193	$52,318

Agriculture - 0.6%
Philip Morris International, Inc. (a)(b)	300	49,215

Auto Manufacturers - 2.5%
Tesla, Inc. (a)(b)(c)	609	187,736

Banks - 4.3%
Bank of America Corp. (a)(b)	1,644	77,712
JPMorgan Chase & Co. (a)(b)	520	154,045
Morgan Stanley (a)(b)	312	44,448
Wells Fargo & Co. (a)(b)	607	48,942
		325,147

Beverages - 1.8%
Coca-Cola Co. (a)(b)	1,114	75,629
PepsiCo, Inc. (a)(b)	426	58,754
		134,383

Biotechnology - 0.6%
Amgen, Inc. (a)(b)	147	43,380

Computers - 12.1%
Apple, Inc. (a)(b)	4,194	870,549
International Business Machines Corp. (a)(b)	209	52,908
		923,457

Cosmetics/Personal Care - 1.3%
Procter & Gamble Co. (a)(b)	646	97,204

Diversified Financial Services - 4.0%
American Express Co. (a)(b)	158	47,291
Mastercard, Inc. - Class A (a)(b)	207	117,259

The accompanying notes are an integral part of these financial statements.	14

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

Visa, Inc. - Class A (a)(b)	395	136,461
		301,011

Healthcare-Products - 2.6%
Abbott Laboratories (a)(b)	406	51,233
Danaher Corp. (a)(b)	238	46,924
Intuitive Surgical, Inc. (b)(c)	88	42,336
Thermo Fisher Scientific, Inc. (a)(b)	119	55,654
		196,147

Healthcare-Services - 1.7%
UnitedHealth Group, Inc. (a)(b)	519	129,522

Internet - 19.8%
Alphabet, Inc. - Class A (a)(b)	2,654	509,302
Amazon.com, Inc. (a)(b)(c)	2,170	508,019
Meta Platforms, Inc. - Class A (a)	529	409,150
Netflix, Inc. (b)(c)	69	79,999
		1,506,470

Machinery-Construction & Mining - 0.6%
Caterpillar, Inc. (a)(b)	113	49,496

Oil & Gas - 2.7%
Chevron Corp. (a)(b)	451	68,389
Exxon Mobil Corp. (a)(b)	1,251	139,662
		208,051

Pharmaceuticals - 6.1%
AbbVie, Inc. (a)(b)	461	87,138
Eli Lilly & Co. (a)(b)	286	211,660
Johnson & Johnson (a)(b)	588	96,867
Merck & Co., Inc. (a)(b)	889	69,449
		465,114

Private Equity - 0.6%
Blackstone, Inc. (a)(b)	262	45,316

Retail - 5.6%
Costco Wholesale Corp. (a)(b)	108	101,481
Home Depot, Inc. (a)(b)	275	101,065
McDonald’s Corp. (a)(b)	186	55,813
Walmart, Inc. (a)(b)	1,673	163,921
		422,280

Semiconductors - 16.0%
Advanced Micro Devices, Inc. (a)(b)(c)	378	66,645
Broadcom, Inc. (a)(b)	744	218,513
NVIDIA Corp. (a)(b)	4,757	846,128
QUALCOMM, Inc. (a)(b)	295	43,294
Texas Instruments, Inc. (a)(b)	249	45,084
		1,219,664

Software - 15.3%
Adobe, Inc. (a)(b)(c)	153	54,727
Intuit, Inc. (b)	56	43,967
Microsoft Corp. (a)(b)	1,542	822,657

The accompanying notes are an integral part of these financial statements.	15

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

Oracle Corp. (a)(b)		497	126,124
Salesforce, Inc. (a)(b)		262	67,682
ServiceNow, Inc. (c)		49	46,213
			1,161,370

Telecommunications - 1.3%
Cisco Systems, Inc. (a)(b)		801	54,532
Verizon Communications, Inc. (a)(b)		1,087	46,480
			101,012
TOTAL COMMON STOCKS (Cost $7,111,007)			7,618,293

PURCHASED OPTIONS - 0.5%(c)	Notional Amount	Contracts
Call Options - 0.5%(d)(e)
Abbott Laboratories, Expiration: 08/15/2025; Exercise Price: $135.00 (a)	$50,476	4	68
AbbVie, Inc., Expiration: 08/15/2025; Exercise Price: $210.00 (a)	75,608	4	62
Advanced Micro Devices, Inc., Expiration: 08/15/2025; Exercise Price: $195.00 (a)	52,893	3	990
Alphabet, Inc., Expiration: 08/15/2025; Exercise Price: $205.00 (a)	498,940	26	2,314
Amazon.com, Inc., Expiration: 08/15/2025; Exercise Price: $255.00 (a)	491,631	21	4,179
Amgen, Inc., Expiration: 08/15/2025; Exercise Price: $315.00 (a)	29,510	1	159
Apple, Inc., Expiration: 08/15/2025; Exercise Price: $230.00 (a)	851,037	41	2,788
Bank of America Corp., Expiration: 08/15/2025; Exercise Price: $51.00 (a)	75,632	16	104
Blackstone, Inc., Expiration: 08/15/2025; Exercise Price: $190.00 (a)	34,592	2	48
Caterpillar, Inc., Expiration: 08/15/2025; Exercise Price: $470.00 (a)	43,802	1	189
Chevron Corp., Expiration: 08/15/2025; Exercise Price: $165.00 (a)	60,656	4	88
Cisco Systems, Inc., Expiration: 08/15/2025; Exercise Price: $75.00 (a)	54,464	8	152
Danaher Corp., Expiration: 08/15/2025; Exercise Price: $220.00 (a)	39,432	2	40
Eli Lilly & Co., Expiration: 08/15/2025; Exercise Price: $880.00 (a)	148,014	2	289
Exxon Mobil Corp., Expiration: 08/15/2025; Exercise Price: $120.00 (a)	133,968	12	276
General Electric Co., Expiration: 08/15/2025; Exercise Price: $280.00 (a)	27,108	1	266
International Business Machines Corp., Expiration: 08/15/2025; Exercise Price: $280.00 (a)	50,630	2	29
Mastercard, Inc., Expiration: 08/15/2025; Exercise Price: $590.00 (a)	113,294	2	388
McDonald’s Corp., Expiration: 08/15/2025; Exercise Price: $320.00 (a)	30,007	1	84
Merck & Co., Inc., Expiration: 08/15/2025; Exercise Price: $90.00 (a)	62,496	8	60
Meta Platforms, Inc., Expiration: 08/15/2025; Exercise Price: $785.00 (a)	386,720	5	6,200
Microsoft Corp., Expiration: 08/15/2025; Exercise Price: $540.00 (a)	800,250	15	8,963
NVIDIA Corp., Expiration: 08/15/2025; Exercise Price: $185.00 (a)	835,989	47	10,881
QUALCOMM, Inc., Expiration: 08/15/2025; Exercise Price: $180.00 (a)	29,352	2	7
Salesforce, Inc., Expiration: 08/15/2025; Exercise Price: $290.00 (a)	51,666	2	58
Tesla, Inc., Expiration: 08/15/2025; Exercise Price: $370.00 (a)	184,962	6	423
UnitedHealth Group, Inc., Expiration: 08/15/2025; Exercise Price: $350.00 (a)	124,780	5	60
Visa, Inc., Expiration: 08/15/2025; Exercise Price: $375.00 (a)	103,641	3	49
Walmart, Inc., Expiration: 08/15/2025; Exercise Price: $105.00 (a)	156,768	16	144
TOTAL PURCHASED OPTIONS (Cost $40,789)			39,358

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 2.4%		Shares
First American Government Obligations Fund - Class X, 4.23% (f)		179,102	179,102
TOTAL MONEY MARKET FUNDS (Cost $179,102)			179,102

TOTAL INVESTMENTS - 103.1% (Cost $7,330,898)			7,836,753
Liabilities in Excess of Other Assets - (3.1)%			(236,543)
TOTAL NET ASSETS - 100.0%			$7,600,210

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	16

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of July 31, 2025 is $5,339,151.
(c)	Non-income producing security.
(d)	100 shares per contract.
(e)	Exchange-traded.
(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.	17

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

YieldMax Target 12 Big 50 Option Income ETF

Schedule of Written Options

July 31, 2025

WRITTEN OPTIONS - (1.7)%	Notional Amount	Contracts	Value
Call Options - (1.7)% (a)(b)
Abbott Laboratories, Expiration: 08/15/2025; Exercise Price: $125.00	$(50,476)	(4)	$(1,134)
AbbVie, Inc., Expiration: 08/15/2025; Exercise Price: $195.00	(75,608)	(4)	(692)
Adobe, Inc., Expiration: 08/15/2025; Exercise Price: $390.00	(35,769)	(1)	(103)
Advanced Micro Devices, Inc., Expiration: 08/15/2025; Exercise Price: $185.00	(52,893)	(3)	(1,762)
Alphabet, Inc., Expiration: 08/15/2025; Exercise Price: $195.00	(498,940)	(26)	(8,970)
Amazon.com, Inc., Expiration: 08/15/2025; Exercise Price: $240.00	(491,631)	(21)	(12,810)
American Express Co., Expiration: 08/15/2025; Exercise Price: $320.00	(29,931)	(1)	(76)
Amgen, Inc., Expiration: 08/15/2025; Exercise Price: $305.00	(29,510)	(1)	(330)
Apple, Inc., Expiration: 08/15/2025; Exercise Price: $220.00	(851,037)	(41)	(8,466)
Bank of America Corp., Expiration: 08/15/2025; Exercise Price: $50.00	(75,632)	(16)	(208)
Blackstone, Inc., Expiration: 08/15/2025; Exercise Price: $185.00	(34,592)	(2)	(86)
Broadcom, Inc., Expiration: 08/15/2025; Exercise Price: $310.00	(205,590)	(7)	(2,293)
Caterpillar, Inc., Expiration: 08/15/2025; Exercise Price: $460.00	(43,802)	(1)	(363)
Chevron Corp., Expiration: 08/15/2025; Exercise Price: $155.00	(60,656)	(4)	(724)
Cisco Systems, Inc., Expiration: 08/15/2025; Exercise Price: $70.00	(54,464)	(8)	(940)
Coca-Cola Co., Expiration: 08/15/2025; Exercise Price: $72.50	(74,679)	(11)	(49)
Costco Wholesale Corp., Expiration: 08/15/2025; Exercise Price: $970.00	(93,964)	(1)	(535)
Danaher Corp., Expiration: 08/15/2025; Exercise Price: $215.00	(39,432)	(2)	(60)
Eli Lilly & Co., Expiration: 08/15/2025; Exercise Price: $840.00	(148,014)	(2)	(810)
Exxon Mobil Corp., Expiration: 08/15/2025; Exercise Price: $115.00	(133,968)	(12)	(1,230)
General Electric Co., Expiration: 08/15/2025; Exercise Price: $270.00	(27,108)	(1)	(687)
Home Depot, Inc., Expiration: 08/15/2025; Exercise Price: $370.00	(73,502)	(2)	(1,220)
International Business Machines Corp., Expiration: 08/15/2025; Exercise Price: $270.00	(50,630)	(2)	(79)
Johnson & Johnson, Expiration: 08/15/2025; Exercise Price: $172.50	(82,370)	(5)	(123)
JPMorgan Chase & Co., Expiration: 08/15/2025; Exercise Price: $300.00	(148,120)	(5)	(1,687)
Mastercard, Inc., Expiration: 08/15/2025; Exercise Price: $570.00	(113,294)	(2)	(1,625)
McDonald’s Corp., Expiration: 08/15/2025; Exercise Price: $305.00	(30,007)	(1)	(453)
Merck & Co., Inc., Expiration: 08/15/2025; Exercise Price: $85.00	(62,496)	(8)	(160)
Meta Platforms, Inc., Expiration: 08/15/2025; Exercise Price: $750.00	(386,720)	(5)	(16,513)
Microsoft Corp., Expiration: 08/15/2025; Exercise Price: $520.00	(800,250)	(15)	(27,487)
Morgan Stanley, Expiration: 08/15/2025; Exercise Price: $150.00	(42,738)	(3)	(144)
NVIDIA Corp., Expiration: 08/15/2025; Exercise Price: $175.00	(835,989)	(47)	(32,548)
Oracle Corp., Expiration: 08/15/2025; Exercise Price: $270.00	(101,508)	(4)	(770)
PepsiCo, Inc., Expiration: 08/15/2025; Exercise Price: $150.00	(55,168)	(4)	(62)
Philip Morris International, Inc., Expiration: 08/15/2025; Exercise Price: $175.00	(49,215)	(3)	(105)
Procter & Gamble Co., Expiration: 08/15/2025; Exercise Price: $165.00	(90,282)	(6)	(27)
QUALCOMM, Inc., Expiration: 08/15/2025; Exercise Price: $170.00	(29,352)	(2)	(17)
Salesforce, Inc., Expiration: 08/15/2025; Exercise Price: $270.00	(51,666)	(2)	(414)
Tesla, Inc., Expiration: 08/15/2025; Exercise Price: $340.00	(184,962)	(6)	(1,608)
Texas Instruments, Inc., Expiration: 08/15/2025; Exercise Price: $212.50	(36,212)	(2)	(99)
Thermo Fisher Scientific, Inc., Expiration: 08/15/2025; Exercise Price: $510.00	(46,768)	(1)	(85)
UnitedHealth Group, Inc., Expiration: 08/15/2025; Exercise Price: $330.00	(124,780)	(5)	(105)
Verizon Communications, Inc., Expiration: 08/15/2025; Exercise Price: $44.00	(42,760)	(10)	(200)
Visa, Inc., Expiration: 08/15/2025; Exercise Price: $360.00	(103,641)	(3)	(353)
Walmart, Inc., Expiration: 08/15/2025; Exercise Price: $97.50	(156,768)	(16)	(3,192)
Wells Fargo & Co., Expiration: 08/15/2025; Exercise Price: $82.50	(48,378)	(6)	(387)
TOTAL WRITTEN OPTIONS (Premiums received $112,186)			$(131,791)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	18

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

YieldMax Target 12 Real Estate Option Income ETF

Schedule of Investments

July 31, 2025

REAL ESTATE INVESTMENT TRUSTS - COMMON - 84.9% (a)		Shares	Value
American Tower Corp. (b)(c)		563	$117,324
AvalonBay Communities, Inc. (b)(c)		505	94,071
Camden Property Trust (b)(c)		912	99,590
Crown Castle, Inc. (b)(c)		977	102,673
Digital Realty Trust, Inc. (b)(c)		847	149,445
Equinix, Inc. (b)(c)		124	97,361
Equity LifeStyle Properties, Inc. (c)		1,154	69,148
Equity Residential (b)(c)		1,491	94,231
Essex Property Trust, Inc. (b)(c)		358	93,144
Extra Space Storage, Inc. (b)(c)		726	97,545
Independence Realty Trust, Inc. (c)		3,996	67,013
Invitation Homes, Inc. (b)(c)		3,047	93,391
Iron Mountain, Inc. (b)(c)		915	89,084
Mid-America Apartment Communities, Inc. (b)(c)		646	92,010
Prologis, Inc. (b)(c)		1,249	133,368
Public Storage (b)(c)		339	92,188
Realty Income Corp. (b)(c)		1,756	98,564
SBA Communications Corp. (b)(c)		328	73,708
Simon Property Group, Inc. (b)(c)		666	109,084
Sun Communities, Inc. (b)(c)		622	77,147
UDR, Inc. (c)		1,848	72,608
Welltower, Inc. (b)(c)		854	140,970
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,132,064)			2,153,667

COMMON STOCKS - 14.5%
Oil & Gas - 3.9%
Texas Pacific Land Corp. (b)(c)		101	97,781

Real Estate - 10.6%
CBRE Group, Inc. - Class A (b)(c)(d)		643	100,141
Howard Hughes Holdings, Inc. (b)(c)(d)		1,152	79,177
The St. Joe Company (c)		1,783	90,041
			269,359
TOTAL COMMON STOCKS (Cost $352,786)			367,140

PURCHASED OPTIONS - 0.1%(d)	Notional Amount	Contracts
Call Options - 0.1%(e)(f)
Equinix, Inc., Expiration: 08/15/2025; Exercise Price: $820.00 (b)	$78,517	1	570
Essex Property Trust, Inc., Expiration: 08/15/2025; Exercise Price: $310.00 (b)	78,054	3	323
Howard Hughes Holdings, Inc., Expiration: 08/15/2025; Exercise Price: $75.00 (b)	75,603	11	302
Invitation Homes, Inc., Expiration: 08/15/2025; Exercise Price: $35.00 (b)	91,950	30	225
Iron Mountain, Inc., Expiration: 08/15/2025; Exercise Price: $110.00 (b)	87,624	9	225
Prologis, Inc., Expiration: 08/15/2025; Exercise Price: $115.00 (b)	128,136	12	180
Public Storage, Expiration: 08/15/2025; Exercise Price: $320.00 (b)	81,582	3	98
Real Estate Select Sector SPDR Fund, Expiration: 08/15/2025; Exercise Price: $43.00 (b)	335,421	81	1,018
Realty Income Corp., Expiration: 08/15/2025; Exercise Price: $60.00 (b)	95,421	17	127
Texas Pacific Land Corp., Expiration: 08/15/2025; Exercise Price: $1,170.00 (b)	96,813	1	280
TOTAL PURCHASED OPTIONS (Cost $8,952)			3,348

The accompanying notes are an integral part of these financial statements.	19

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.3%	Shares
First American Government Obligations Fund - Class X, 4.23% (g)	7,774	7,774
TOTAL MONEY MARKET FUNDS (Cost $7,774)		7,774

TOTAL INVESTMENTS - 99.8% (Cost $2,501,576)		2,531,929
Liabilities in Excess of Other Assets - 0.2%		5,264
TOTAL NET ASSETS - 100.0%		$2,537,193

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(c)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of July 31, 2025 is $1,515,940.

(d)	Non-income producing security.

(e)	100 shares per contract.

(f)	Exchange-traded.

(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

YieldMax Target 12 Real Estate Option Income ETF

Schedule of Written Options

July 31, 2025

WRITTEN OPTIONS - (1.0)%	Notional Amount	Contracts	Value
Call Options - (1.0)% (a)(b)
American Tower Corp., Expiration: 08/15/2025; Exercise Price: $230.00	$(104,195)	(5)	$(138)
AvalonBay Communities, Inc., Expiration: 08/15/2025; Exercise Price: $210.00	(93,140)	(5)	(400)
Camden Property Trust, Expiration: 08/15/2025; Exercise Price: $115.00	(98,280)	(9)	(698)
CBRE Group, Inc., Expiration: 08/15/2025; Exercise Price: $150.00	(93,444)	(6)	(4,620)
Crown Castle, Inc., Expiration: 08/15/2025; Exercise Price: $115.00	(94,581)	(9)	(247)
Digital Realty Trust, Inc., Expiration: 08/15/2025; Exercise Price: $180.00	(141,152)	(8)	(1,560)
Equinix, Inc., Expiration: 08/15/2025; Exercise Price: $790.00	(78,517)	(1)	(1,430)
Equity Residential, Expiration: 08/15/2025; Exercise Price: $70.00	(88,480)	(14)	(945)
Essex Property Trust, Inc., Expiration: 08/15/2025; Exercise Price: $290.00	(78,054)	(3)	(52)
Extra Space Storage, Inc., Expiration: 08/15/2025; Exercise Price: $155.00	(94,052)	(7)	(280)
Howard Hughes Holdings, Inc., Expiration: 08/15/2025; Exercise Price: $70.00	(75,603)	(11)	(1,512)
Invitation Homes, Inc., Expiration: 08/15/2025; Exercise Price: $32.50	(91,950)	(30)	(225)
Iron Mountain, Inc., Expiration: 08/15/2025; Exercise Price: $105.00	(87,624)	(9)	(518)
Mid-America Apartment Communities, Inc., Expiration: 08/15/2025; Exercise Price: $155.00	(85,458)	(6)	(15)
Prologis, Inc., Expiration: 08/15/2025; Exercise Price: $110.00	(128,136)	(12)	(1,230)
Public Storage, Expiration: 08/15/2025; Exercise Price: $300.00	(81,582)	(3)	(135)
Real Estate Select Sector SPDR Fund, Expiration: 08/15/2025; Exercise Price: $42.00	(335,421)	(81)	(2,849)
Realty Income Corp., Expiration: 08/15/2025; Exercise Price: $57.50	(95,421)	(17)	(510)
SBA Communications Corp., Expiration: 08/15/2025; Exercise Price: $240.00	(67,416)	(3)	(390)
Simon Property Group, Inc., Expiration: 08/15/2025; Exercise Price: $170.00	(98,274)	(6)	(870)
Sun Communities, Inc., Expiration: 08/15/2025; Exercise Price: $130.00	(74,418)	(6)	(570)
Texas Pacific Land Corp., Expiration: 08/15/2025; Exercise Price: $1,120.00	(96,813)	(1)	(255)
Welltower, Inc., Expiration: 08/15/2025; Exercise Price: $160.00	(132,056)	(8)	(5,000)
TOTAL WRITTEN OPTIONS (Premiums received $41,306)			$(24,449)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	20

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

YieldMax Target 12 Semiconductor Option Income ETF

Schedule of Investments

July 31, 2025

COMMON STOCKS - 100.4%		Shares	Value
Semiconductors - 95.1%(a)
Advanced Micro Devices, Inc. (b)(c)(d)		1,722	$303,606
Analog Devices, Inc. (c)(d)		948	212,949
Applied Materials, Inc. (c)(d)		1,580	284,495
ARM Holdings PLC - ADR (b)(c)(d)		1,805	255,182
ASE Technology Holding Co. Ltd. - ADR (d)		3,958	37,601
ASML Holding NV (c)		721	500,886
Broadcom, Inc. (c)		1,799	528,366
Intel Corp. (c)(d)		10,207	202,099
KLA Corp. (c)(d)		186	163,499
Lam Research Corp. (c)(d)		1,948	184,748
Marvell Technology, Inc. (c)(d)		1,994	160,258
Microchip Technology, Inc. (c)(d)		1,096	74,079
Micron Technology, Inc. (c)(d)		2,176	237,489
Monolithic Power Systems, Inc. (c)(d)		100	71,124
NVIDIA Corp. (c)(d)		7,562	1,345,053
NXP Semiconductors NV (c)(d)		495	105,816
ON Semiconductor Corp. (b)(c)(d)		1,010	56,924
QUALCOMM, Inc. (c)(d)		1,862	273,267
STMicroelectronics NV (c)(d)		1,793	45,596
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)(d)		3,341	807,252
Teradyne, Inc. (c)(d)		380	40,823
Texas Instruments, Inc. (c)(d)		1,599	289,515
United Microelectronics Corp. - ADR (c)(d)		4,993	34,152
			6,214,779

Software - 5.3%
Cadence Design Systems, Inc. (b)(c)(d)		490	178,640
Synopsys, Inc. (b)(c)(d)		264	167,236
			345,876
TOTAL COMMON STOCKS (Cost $5,474,663)			6,560,655

PURCHASED OPTIONS - 0.6%(b)	Notional Amount	Contracts
Call Options - 0.6%(e)(f)
Advanced Micro Devices, Inc., Expiration: 08/15/2025; Exercise Price: $200.00 (c)	$299,727	17	4,131
Analog Devices, Inc., Expiration: 08/15/2025; Exercise Price: $237.50 (c)	202,167	9	1,215
Applied Materials, Inc., Expiration: 08/15/2025; Exercise Price: $205.00 (c)	270,090	15	997
ARM Holdings PLC, Expiration: 08/15/2025; Exercise Price: $155.00 (c)	254,475	18	2,745
ASML Holding NV, Expiration: 08/15/2025; Exercise Price: $750.00 (c)	486,297	7	1,733
Broadcom, Inc., Expiration: 08/15/2025; Exercise Price: $320.00 (c)	499,290	17	2,584
Cadence Design Systems, Inc., Expiration: 08/15/2025; Exercise Price: $400.00 (c)	145,828	4	240
Marvell Technology, Inc., Expiration: 08/15/2025; Exercise Price: $85.00 (c)	152,703	19	3,591
Micron Technology, Inc., Expiration: 08/15/2025; Exercise Price: $130.00 (c)	229,194	21	473
Monolithic Power Systems, Inc., Expiration: 08/15/2025; Exercise Price: $840.00 (c)	71,124	1	490
NVIDIA Corp., Expiration: 08/15/2025; Exercise Price: $185.00 (c)	1,334,025	75	17,362
NXP Semiconductors NV, Expiration: 08/15/2025; Exercise Price: $250.00 (c)	85,508	4	90
QUALCOMM, Inc., Expiration: 08/15/2025; Exercise Price: $160.00 (c)	264,168	18	693
Synopsys, Inc., Expiration: 08/15/2025; Exercise Price: $680.00 (c)	126,694	2	960
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 08/15/2025; Exercise Price: $270.00 (c)	797,346	33	1,270
Texas Instruments, Inc., Expiration: 08/15/2025; Exercise Price: $205.00 (c)	271,590	15	150
TOTAL PURCHASED OPTIONS (Cost $43,518)			38,724

The accompanying notes are an integral part of these financial statements.	21

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 3.0%	Shares
First American Government Obligations Fund - Class X, 4.23% (g)	197,944	197,944
TOTAL MONEY MARKET FUNDS (Cost $197,944)		197,944

TOTAL INVESTMENTS - 104.0% (Cost $5,716,125)		6,797,323
Liabilities in Excess of Other Assets - (4.0)%		(258,508)
TOTAL NET ASSETS - 100.0%		$6,538,815

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(d)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of July 31, 2025 is $3,466,328.

(e)	100 shares per contract.

(f)	Exchange-traded.

(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.	22

Schedules of Investments & Written Options Contracts	YieldMax ETFs

July 31, 2025

YieldMax Target 12 Semiconductor Option Income ETF

Schedule of Written Options

July 31, 2025

WRITTEN OPTIONS - (1.6)%	Notional Amount	Contracts	Value
Call Options - (1.6)% (a)(b)
Advanced Micro Devices, Inc., Expiration: 08/15/2025; Exercise Price: $195.00	$(299,727)	(17)	$(5,610)
Analog Devices, Inc., Expiration: 08/15/2025; Exercise Price: $232.50	(202,167)	(9)	(2,318)
Applied Materials, Inc., Expiration: 08/15/2025; Exercise Price: $195.00	(270,090)	(15)	(2,782)
ARM Holdings PLC, Expiration: 08/15/2025; Exercise Price: $150.00	(254,475)	(18)	(4,545)
ASML Holding NV, Expiration: 08/15/2025; Exercise Price: $725.00	(486,297)	(7)	(4,515)
Broadcom, Inc., Expiration: 08/15/2025; Exercise Price: $300.00	(499,290)	(17)	(11,050)
Cadence Design Systems, Inc., Expiration: 08/15/2025; Exercise Price: $380.00	(145,828)	(4)	(940)
Intel Corp., Expiration: 08/15/2025; Exercise Price: $22.00	(201,960)	(102)	(1,326)
KLA Corp., Expiration: 08/15/2025; Exercise Price: $1,000.00	(87,903)	(1)	(305)
Lam Research Corp., Expiration: 08/15/2025; Exercise Price: $102.00	(180,196)	(19)	(1,035)
Marvell Technology, Inc., Expiration: 08/15/2025; Exercise Price: $83.00	(152,703)	(19)	(4,769)
Microchip Technology, Inc., Expiration: 08/15/2025; Exercise Price: $82.50	(67,590)	(10)	(150)
Micron Technology, Inc., Expiration: 08/15/2025; Exercise Price: $125.00	(229,194)	(21)	(829)
Monolithic Power Systems, Inc., Expiration: 08/15/2025; Exercise Price: $810.00	(71,124)	(1)	(810)
NVIDIA Corp., Expiration: 08/15/2025; Exercise Price: $175.00	(1,334,025)	(75)	(51,938)
NXP Semiconductors NV, Expiration: 08/15/2025; Exercise Price: $240.00	(85,508)	(4)	(200)
ON Semiconductor Corp., Expiration: 08/15/2025; Exercise Price: $70.00	(56,360)	(10)	(255)
QUALCOMM, Inc., Expiration: 08/15/2025; Exercise Price: $155.00	(264,168)	(18)	(1,719)
STMicroelectronics NV
Expiration: 08/15/2025; Exercise Price: $37.00	(35,602)	(14)	(175)
Expiration: 08/15/2025; Exercise Price: $29.00	(7,629)	(3)	(23)
Synopsys, Inc., Expiration: 08/15/2025; Exercise Price: $660.00	(126,694)	(2)	(1,270)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 08/15/2025; Exercise Price: $260.00	(797,346)	(33)	(3,745)
Teradyne, Inc., Expiration: 08/15/2025; Exercise Price: $105.00	(32,229)	(3)	(1,485)
Texas Instruments, Inc., Expiration: 08/15/2025; Exercise Price: $200.00	(271,590)	(15)	(338)
United Microelectronics Corp., Expiration: 08/15/2025; Exercise Price: $8.00	(33,516)	(49)	(245)
TOTAL WRITTEN OPTIONS (Premiums received $93,421)			$(102,377)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	23

Statements of Assets and Liabilities	YieldMax ETFs

July 31, 2025

	YieldMax AI & Tech Portfolio Option Income ETF	YieldMax Crypto Industry & Tech Portfolio Option Income ETF	YieldMax Dorsey Wright Featured 5 Income ETF	YieldMax Dorsey Wright Hybrid 5 Income ETF	YieldMax MSTR Short Option Income Strategy ETF
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$47,415,425	$193,615,605	$475,783	$4,730,182	$31,744,418
Investments in affiliated securities, at value (Note 7)	—	—	20,891,078	6,522,818	—
Receivable for fund shares sold	1,159,958	—	—	—	—
Receivable for investments sold	833,670	4,810,892	908,238	—	—
Dividends receivable	1,563	4,408	1,293	443	8,938
Segregated cash for written options	1,314	43,937	—	—	—
Interest receivable	—	100,121	—	—	93,994
Deposit at broker for written options	—	2,077,333	—	—	330,147
Total assets	49,411,930	200,652,296	22,276,392	11,253,443	32,177,497

LIABILITIES:
Written option contracts, at value	589,189	3,558,492	—	—	2,848,972
Payable for investments purchased	1,743,373	688,315	—	—	—
Due to broker	339,934	—	—	—	—
Distributions payable	307,320	2,451,398	—	—	1,489,500
Payable to adviser (Note 4)	32,348	144,081	5,186	2,725	23,142
Payable for capital shares redeemed	—	3,743,680	927,968	—	—
Total liabilities	3,012,164	10,585,966	933,154	2,725	4,361,614
NET ASSETS	$46,399,766	$190,066,330	$21,343,238	$11,250,718	$27,815,883

NET ASSETS CONSISTS OF:
Paid-in capital	$48,090,081	$197,006,461	$25,505,279	$13,027,562	$31,576,419
Total accumulated losses	(1,690,315)	(6,940,131)	(4,162,041)	(1,776,844)	(3,760,536)
Total net assets	$46,399,766	$190,066,330	$21,343,238	$11,250,718	$27,815,883

Net assets	$46,399,766	$190,066,330	$21,343,238	$11,250,718	$27,815,883
Shares issued and outstanding(a)	1,000,000	5,075,000	575,000	275,000	900,000
Net asset value per share	$46.40	$37.45	$37.12	$40.91	$30.91

COST:
Investments in unaffiliated securities, at cost	$43,693,416	$171,214,644	$475,783	$4,243,051	$32,492,906
Investments in affiliated securities, at cost	$—	$—	$20,703,268	$6,419,740	$—

PROCEEDS:
Written options premium received	$806,896	$5,644,513	$—	$—	$3,555,162

(a)	Unlimited shares authorized without par value.

	YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF	YieldMax R2000 0DTE Covered Call Strategy ETF	YieldMax S&P 500 0DTE Covered Call Strategy ETF	YieldMax Semiconductor Portfolio Option Income ETF	YieldMax Target 12 Big 50 Option Income ETF
ASSETS:
Investments, at value (Note 2)	$11,198,243	$5,550,738	$12,888,395	$29,968,803	$7,836,753
Deposit at broker for written options	56,578	74,656	752,036	—	—
Receivable for investments sold	10,378	10,230	10,658	156,090	27,684
Dividends receivable	235	519	1,544	11,449	3,835
Interest receivable	36	72	1,538	—	—
Segregated cash for written options	—	—	—	408	1,664
Total assets	11,265,470	5,636,215	13,654,171	30,136,750	7,869,936

LIABILITIES:
Written option contracts, at value	—	—	—	407,178	131,791
Distributions payable	42,675	43,262	43,890	228,305	—
Payable to adviser (Note 4)	7,945	4,133	12,854	21,312	6,343
Payable for investments purchased	—	—	—	64,064	—
Due to broker	—	—	—	111,729	131,592
Total liabilities	50,620	47,395	56,744	832,588	269,726

The accompanying notes are an integral part of these financial statements.	24

Statements of Assets and Liabilities	YieldMax ETFs

July 31, 2025

	YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF	YieldMax R2000 0DTE Covered Call Strategy ETF	YieldMax S&P 500 0DTE Covered Call Strategy ETF		YieldMax Semiconductor Portfolio Option Income ETF	YieldMax Target 12 Big 50 Option Income ETF
NET ASSETS	$11,214,850	$5,588,820	$13,597,427		$29,304,162	$7,600,210

NET ASSETS CONSISTS OF:
Paid-in capital	$11,289,237	$5,651,040	$13,669,327		$28,688,600	$7,714,812
Total distributable earnings/(accumulated losses)	(74,387)	(62,220)	(71,900)		615,562	(114,602)
Total net assets	$11,214,850	$5,588,820	$13,597,427		$29,304,162	$7,600,210

Net assets	$11,214,850	$5,588,820	$13,597,427		$29,304,162	$7,600,210
Shares issued and outstanding(a)	250,000	125,000	300,000		550,000	150,000
Net asset value per share	$44.86	$44.71	$45.32		$53.28	$50.67

COST:
Investments, at cost	$10,342,414	$5,169,116	$11,817,740		$27,388,781	$7,330,898

PROCEEDS:				)
Written options premium received	$—	$—	$—		$613,071	$112,186

(a)	Unlimited shares authorized without par value.

	YieldMax Target 12 Real Estate Option Income ETF	YieldMax Target 12 Semiconductor Option Income ETF
ASSETS:
Investments, at value (Note 2)	$2,531,929	$6,797,323
Deposit at broker for written options	29,310	—
Segregated cash for written options	2,564	730
Dividends receivable	15	4,644
Receivable for investments sold	—	16,541
Total assets	2,563,818	6,819,238

LIABILITIES:
Written option contracts, at value	24,449	102,377
Payable to adviser (Note 4)	2,176	5,544
Payable for investments purchased	—	9,356
Due to broker	—	163,146
Total liabilities	26,625	280,423
NET ASSETS	$2,537,193	$6,538,815

NET ASSETS CONSISTS OF:
Paid-in capital	$2,500,000	$5,916,715
Total distributable earnings	37,193	622,100
Total net assets	$2,537,193	$6,538,815

Net assets	$2,537,193	$6,538,815
Shares issued and outstanding(a)	50,000	125,000
Net asset value per share	$50.74	$52.31

COST:
Investments, at cost	$2,501,576	$5,716,125

PROCEEDS:
Written options premium received	$41,306	$93,421

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	25

Statements of Operations	YieldMax ETFs

For the periods ended July 31, 2025

	YieldMax AI & Tech Portfolio Option Income ETF(a)	YieldMax Crypto Industry & Tech Portfolio Option Income ETF(b)	YieldMax Dorsey Wright Featured 5 Income ETF(c)	YieldMax Dorsey Wright Hybrid 5 Income ETF(c)	YieldMax MSTR Short Option Income Strategy ETF(d)
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$52,653	$149,888	$9,250	$156,862	$20,273
Dividend income from affiliated securities	—	—	3,650,509	1,422,874	—
Less: Dividend withholding taxes	(994)	—	—	—	—
Less: Issuance fees	—	(8,574)	—	—	—
Interest income	1,112	2,301	—	—	201,560
Total investment income	52,771	143,615	3,659,759	1,579,736	221,833

EXPENSES:
Investment advisory fee (Note 4)	121,989	511,019	26,907	17,347	51,673
Interest expense	8,189	15,803	—	—	749
Income tax expense	—	—	1,420	821	—
Total expenses	130,178	526,822	28,327	18,168	52,422
NET INVESTMENT INCOME/(LOSS)	(77,407)	(383,207)	3,631,432	1,561,568	169,411

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities(e)	1,055,686	(13,117,113)	—	(724,136)	(3,611,890)
Investments in affiliated securities(e)	—	—	(4,639,172)	(1,823,594)	—
Written option contracts	(2,208,549)	(4,903,641)	—	—	1,382,953
Net realized gain (loss)	(1,152,863)	(18,020,754)	(4,639,172)	(2,547,730)	(2,228,937)
Net change in unrealized appreciation
(depreciation) on:			)		)
Investments in unaffiliated securities	3,722,009	22,400,961	—	487,131	(748,488)
Investments in affiliated securities	—	—	187,810	103,078	—
Written option contracts	217,707	2,086,021	—	—	706,190
Net change in unrealized appreciation
(depreciation)	3,939,716	24,486,982	187,810	590,209	(42,298)
Net realized and unrealized gain (loss)	2,786,853	6,466,228	(4,451,362)	(1,957,521)	(2,271,235)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$2,709,446	$6,083,021	$(819,930)	$(395,953)	$(2,101,824)

(a)	Inception date of the Fund was January 22, 2025.
(b)	Inception date of the Fund was January 13, 2025.

(c)	Inception date of the Fund was December 16, 2024.

(d)	Inception date of the Fund was March 26, 2025.

(e)	Includes realized gain (loss) as a result of in-kind redemptions, if applicable (See Note 6 in Notes to the Financial Statements).

	YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF(a)	YieldMax R2000 0DTE Covered Call Strategy ETF(b)	YieldMax S&P 500 0DTE Covered Call Strategy ETF(c)	YieldMax Semiconductor Portfolio Option Income ETF(d)	YieldMax Target 12 Big 50 Option Income ETF(e)
INVESTMENT INCOME:
Dividend income	$5,634	$9,598	$13,875	$39,764	$55,527
Less: Dividend withholding taxes	—	—	—	(1,462)	—
Interest income	367	655	20,430	—	—
Total investment income	6,001	10,253	34,305	38,302	55,527

EXPENSES:
Investment advisory fee (Note 4)	31,309	16,131	54,942	39,317	53,277
Interest expense	5,787	11,958	5,119	1,507	5,376
Income tax expense	—	—	—	—	10
Total expenses	37,096	28,089	60,061	40,824	58,663
NET INVESTMENT LOSS	(31,095)	(17,836)	(25,756)	(2,522)	(3,136)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:

The accompanying notes are an integral part of these financial statements.	26

Statements of Operations	YieldMax ETFs

For the periods ended July 31, 2025

	YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF(a)	YieldMax R2000 0DTE Covered Call Strategy ETF(b)	YieldMax S&P 500 0DTE Covered Call Strategy ETF(c)	YieldMax Semiconductor Portfolio Option Income ETF(d)	YieldMax Target 12 Big 50 Option Income ETF(e)
Investments (f)	(43,339)	(234,466)	3,275	196,072	503,653
Written option contracts	(181,619)	(34,403)	(266,088)	(1,007,272)	(324,929)
Net realized gain (loss)	(224,958)	(268,869)	(262,813)	(811,200)	178,724
Net change in unrealized appreciation
(depreciation) on:
Investments	855,829	381,622	1,070,655	2,580,022	505,855
Written option contracts	—	—	—	205,893	(19,605)
Net change in unrealized appreciation
(depreciation)	855,829	381,622	1,070,655	2,785,915	486,250
Net realized and unrealized gain (loss)	630,871	112,753	807,842	1,974,715	664,974
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$599,776	$94,917	$782,086	$1,972,193	$661,838

(a)	Inception date of the Fund was February 12, 2025.

(b)	Inception date of the Fund was March 5, 2025.

(c)	Inception date of the Fund was February 5, 2025.

(d)	Inception date of the Fund was April 2, 2025.

(e)	Inception date of the Fund was November 20, 2024.

(f)	Includes realized gain (loss) as a result of in-kind redemptions, if applicable (See Note 6 in Notes to the Financial Statements).

	YieldMax Target 12 Real Estate Option Income ETF(a)	YieldMax Target 12 Semiconductor Option Income ETF(b)
INVESTMENT INCOME:
Dividend income	$17,998	$39,304
Less: Dividend withholding taxes	—	(2,971)
Less: Issuance fees	—	(102)
Total investment income	17,998	36,231

EXPENSES:
Investment advisory fee (Note 4)	7,165	37,006
Interest expense	—	2,766
Income tax expense	—	88
Total expenses	7,165	39,860
NET INVESTMENT INCOME/(LOSS)	10,833	(3,629)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	450	194,251
Written option contracts	30,740	(242,292)
Net realized gain (loss)	31,190	(48,041)
Net change in unrealized appreciation
(depreciation) on:
Investments	30,353	1,081,198
Written option contracts	16,857	(8,956)
Net change in unrealized appreciation
(depreciation)	47,210	1,072,242
Net realized and unrealized gain (loss)	78,400	1,024,201
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$89,233	$1,020,572

(a)	Inception date of the Fund was April 16, 2025.

(b)	Inception date of the Fund was December 2, 2024.

The accompanying notes are an integral part of these financial statements.	27

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax AI & Tech Portfolio Option Income ETF	YieldMax Crypto Industry & Tech Portfolio Option Income ETF	YieldMax Dorsey Wright Featured 5 Income ETF	YieldMax Dorsey Wright Hybrid 5 Income ETF
	Period ended July 31, 2025(a)	Period ended July 31, 2025(b)	Period ended July 31, 2025(c)	Period ended July 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(77,407)	$(383,207)	$3,631,432	$1,561,568
Net realized gain (loss)	(1,152,863)	(18,020,754)	(4,639,172)	(2,547,730)
Net change in unrealized appreciation (depreciation)	3,939,716	24,486,982	187,810	590,209
Net increase (decrease) in net assets from operations	2,709,446	6,083,021	(819,930)	(395,953)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,383,423)	(12,421,491)	(3,632,852)	(1,562,389)
From return of capital	—	(22,732,012)	(935,308)	(370,499)
Total distributions to shareholders	(4,383,423)	(35,153,503)	(4,568,160)	(1,932,888)

CAPITAL TRANSACTIONS:
Shares sold	52,243,200	222,875,913	39,318,108	16,321,225
Shares redeemed	(4,170,207)	(3,743,680)	(12,586,780)	(2,749,257)
ETF transaction fees (Note 9)	750	4,579	—	7,591
Net increase (decrease) in net assets from capital transactions	48,073,743	219,136,812	26,731,328	13,579,559

NET INCREASE (DECREASE) IN NET ASSETS	46,399,766	190,066,330	21,343,238	11,250,718

NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$46,399,766	$190,066,330	$21,343,238	$11,250,718

SHARES TRANSACTIONS
Shares sold	1,100,000	5,175,000	900,000	350,000
Shares redeemed	(100,000)	(100,000)	(325,000)	(75,000)
Total increase (decrease) in shares outstanding	1,000,000	5,075,000	575,000	275,000

(a)	Inception date of the Fund was January 22, 2025.
(b)	Inception date of the Fund was January 13, 2025.
(c)	Inception date of the Fund was December 16, 2024.

	YieldMax MSTR Short Option Income Strategy ETF	YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF	YieldMax R2000 0DTE Covered Call Strategy ETF	YieldMax S&P 500 0DTE Covered Call Strategy ETF
	Period ended July 31, 2025(a)	Period ended July 31, 2025(b)	Period ended July 31, 2025(c)	Period ended July 31, 2025(d)
OPERATIONS:
Net investment income (loss)	$169,411	$(31,095)	$(17,836)	$(25,756)
Net realized gain (loss)	(2,228,937)	(224,958)	(268,869)	(262,813)
Net change in unrealized appreciation (depreciation)	(42,298)	855,829	381,622	1,070,655
Net increase (decrease) in net assets from operations	(2,101,824)	599,776	94,917	782,086

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,658,712)	(674,163)	(157,137)	(853,986)
From return of capital	(3,312,363)	(265,032)	(435,136)	(581,092)
Total distributions to shareholders	(4,971,075)	(939,195)	(592,273)	(1,435,078)

CAPITAL TRANSACTIONS:
Shares sold	47,062,403	13,559,918	8,288,038	18,963,405
Shares redeemed	(12,184,970)	(2,008,263)	(2,203,460)	(4,717,222)
ETF transaction fees (Note 9)	11,349	2,614	1,598	4,236
Net increase (decrease) in net assets from capital transactions	34,888,782	11,554,269	6,086,176	14,250,419

The accompanying notes are an integral part of these financial statements.	28

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax MSTR Short Option Income Strategy ETF	YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF	YieldMax R2000 0DTE Covered Call Strategy ETF	YieldMax S&P 500 0DTE Covered Call Strategy ETF
	Period ended July 31, 2025(a)	Period ended July 31, 2025(b)	Period ended July 31, 2025(c)	Period ended July 31, 2025(d)

NET INCREASE (DECREASE) IN NET ASSETS	27,815,883	11,214,850	5,588,820	13,597,427

NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$27,815,883	$11,214,850	$5,588,820	$13,597,427

SHARES TRANSACTIONS
Shares sold	1,150,000	300,000	175,000	400,000
Shares redeemed	(250,000)	(50,000)	(50,000)	(100,000)
Total increase (decrease) in shares outstanding	900,000	250,000	125,000	300,000

(a)	Inception date of the Fund was March 26, 2025.
(b)	Inception date of the Fund was February 12, 2025.
(c)	Inception date of the Fund was March 5, 2025.
(d)	Inception date of the Fund was February 5, 2025.

	YieldMax Semiconductor Portfolio Option Income ETF	YieldMax Target 12 Big 50 Option Income ETF	YieldMax Target 12 Real Estate Option Income ETF	YieldMax Target 12 Semiconductor Option Income ETF
	Period ended July 31, 2025(a)	Period ended July 31, 2025(b)	Period ended July 31, 2025(c)	Period ended July 31, 2025(d)
OPERATIONS:
Net investment income (loss)	$(2,522)	$(3,136)	$10,833	$(3,629)
Net realized gain (loss)	(811,200)	178,724	31,190	(48,041)
Net change in unrealized appreciation (depreciation)	2,785,915	486,250	47,210	1,072,242
Net increase (decrease) in net assets from operations	1,972,193	661,838	89,233	1,020,572

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,238,761)	(559,858)	(52,040)	(398,560)
From return of capital	(401,427)	—	—	—
Total distributions to shareholders	(1,640,188)	(559,858)	(52,040)	(398,560)

CAPITAL TRANSACTIONS:
Shares sold	30,194,785	10,008,960	2,500,000	8,508,202
Shares redeemed	(1,222,765)	(2,511,397)	—	(2,591,985)
ETF transaction fees (Note 9)	137	667	—	586
Net increase (decrease) in net assets from capital transactions	28,972,157	7,498,230	2,500,000	5,916,803

NET INCREASE (DECREASE) IN NET ASSETS	29,304,162	7,600,210	2,537,193	6,538,815

NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$29,304,162	$7,600,210	$2,537,193	$6,538,815

SHARES TRANSACTIONS
Shares sold	575,000	200,000	50,000	175,000
Shares redeemed	(250,000)	(50,000)	—	(50,000)
Total increase (decrease) in shares outstanding	550,000	150,000	50,000	125,000

(a)	Inception date of the Fund was April 2, 2025.
(b)	Inception date of the Fund was November 20, 2024.
(c)	Inception date of the Fund was April 16, 2025.
(d)	Inception date of the Fund was December 2, 2024.

The accompanying notes are an integral part of these financial statements.	29

Financial Highlights	YieldMax ETFs

For a share outstanding throughout the periods presented

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(d)	Net assets, end of year (in thousands)	Ratio of expense to average net assets(e)(f)	Ratio of interest expense to average net assets(e)(f)	Ratio of tax expense to average net assets(e)(f)	Ratio of operational expenses to average net assets excluding interest and tax expense(e)(f)	Ratio of net investment income (loss) to average net assets(e)(f)	Portfolio turnover rate(d)(g)
YieldMax AI & Tech Portfolio Option Income ETF
7/31/2025(h)	$50.00	(0.14)	4.15	4.01	(7.61)	—	—	(7.61)	0.00(i)	$46.40	10.52%	$46,400	1.06%	0.07%	—%	0.99%	(0.63)%	67%
YieldMax Crypto Industry & Tech Portfolio Option Income ETF
7/31/2025(j)	$50.00	(0.16)	1.76	1.60	(5.00)	—	(9.15)	(14.15)	0.00(i)	$37.45	6.31%	$190,066	1.02%	0.03%	—%	0.99%	(0.74)%	114%
YieldMax Dorsey Wright Featured 5 Income ETF
7/31/2025(k)	$50.00	9.20	(11.63)	(2.43)	(8.31)	—	(2.14)	(10.45)	—	$37.12	-3.10%	$21,343	0.31%	—%	0.02%	0.29%	39.14%	159%
YieldMax Dorsey Wright Hybrid 5 Income ETF
7/31/2025(k)	$50.00	6.49	(8.01)	(1.52)	(6.14)	—	(1.46)	(7.60)	0.03	$40.91	-1.41%	$11,251	0.30%	—%	0.01%	0.29%	26.11%	161%
YieldMax MSTR Short Option Income Strategy ETF
7/31/2025(l)	$50.00	0.40	(10.22)	(9.82)	(3.10)	—	(6.20)	(9.30)	0.03	$30.91	-19.99%	$27,816	1.00%	0.01%	—%	0.99%	3.25%	—%
YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF
7/31/2025(m)	$50.00	(0.19)	0.72	0.53	(1.79)	(2.29)	(1.61)	(5.69)	0.02	$44.86	2.56%	$11,215	1.17%	0.18%	—%	0.99%	(0.98)%	—%
YieldMax R2000 0DTE Covered Call Strategy ETF
7/31/2025(n)	$50.00	(0.20)	1.57	1.37	(1.00)	(0.77)	(4.91)	(6.68)	0.02	$44.71	3.79%	$5,589	1.72%	0.73%	—%	0.99%	(1.09)%	—%
YieldMax S&P 500 0DTE Covered Call Strategy ETF
7/31/2025(o)	$50.00	(0.10)	0.75	0.65	(1.37)	(1.81)	(2.17)	(5.35)	0.02	$45.32	2.36%	$13,597	1.08%	0.09%	—%	0.99%	(0.46)%	—%
YieldMax Semiconductor Portfolio Option Income ETF
7/31/2025(p)	$50.00	(0.01)	9.63	9.62	(4.79)	—	(1.55)	(6.34)	0.00(i)	$53.28	20.46%	$29,304	1.03%	0.04%	—%	0.99%	(0.06)%	16%
YieldMax Target 12 Big 50 Option Income ETF
7/31/2025(q)	$50.00	(0.02)	4.11	4.09	(3.42)	—	—	(3.42)	0.00(i)	$50.67	8.74%	$7,600	1.09%	0.10%	0.00%(r)	0.99%	(0.06)%	46%
YieldMax Target 12 Real Estate Option Income ETF
7/31/2025(s)	$50.00	0.22	1.56	1.78	(0.97)	(0.07)	—	(1.04)	—	$50.74	3.54%	$2,537	0.99%	—%	—%	0.99%	1.50%	1%
YieldMax Target 12 Semiconductor Option Income ETF
7/31/2025(t)	$50.00	(0.03)	5.70	5.67	(3.36)	—	—	(3.36)	0.00(i)	$52.31	12.23%	$6,539	1.06%	0.07%	0.00%(r)	0.99%	(0.10)%	33%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

(h)	Inception date of the Fund was January 22, 2025.

(i)	Amount represents less than $0.005 per share.

(j)	Inception date of the Fund was January 13, 2025.

(k)	Inception date of the Fund was December 16, 2024.

(l)	Inception date of the Fund was March 26, 2025.

(m)	Inception date of the Fund was February 12, 2025.

(n)	Inception date of the Fund was March 5, 2025.

(o)	Inception date of the Fund was February 5, 2025.

(p)	Inception date of the Fund was April 2, 2025.

(q)	Inception date of the Fund was November 20, 2024.

(r)	Amount represents less than 0.005%.

(s)	Inception date of the Fund was April 16, 2025.

(t)	Inception date of the Fund was December 2, 2024.

The accompanying notes are an integral part of these financial statements.	30

Notes to the Financial Statements	YieldMax ETFs

July 31, 2025

NOTE 1 – ORGANIZATIONAL

The YieldMax ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. The Funds are considered non-diversified under the 1940 Act. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
YieldMax AI & Tech Portfolio Option Income ETF (the “GPTY ETF”)	January 22, 2025
YieldMax Crypto Industry & Tech Portfolio Option Income ETF (the “LFGY ETF”)	January 13, 2025
YieldMax Dorsey Wright Featured 5 Income ETF (the “FEAT ETF”)	December 16, 2024
YieldMax Dorsey Wright Hybrid 5 Income ETF (the “FIVY ETF”)	December 16, 2024
YieldMax MSTR Short Option Income Strategy ETF (the “WNTR ETF”)	March 26, 2025
YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF (the “QDTY ETF”)	February 12, 2025
YieldMax R2000 0DTE Covered Call Strategy ETF (the “RDTY ETF”)	March 5, 2025
YieldMax S&P 500 0DTE Covered Call Strategy ETF (the “SDTY ETF”)	February 5, 2025
YieldMax Semiconductor Portfolio Option Income ETF (the “CHPY ETF”)	April 2, 2025
YieldMax Target 12 Big 50 Option Income ETF (the “BIGY ETF”)	November 20, 2024
YieldMax Target 12 Real Estate Option Income ETF (the “RNTY ETF”)	April 16, 2025
YieldMax Target 12 Semiconductor Option Income ETF (the “SOXY ETF”)	December 2, 2024

The investment objective of the GPTY ETF, LFGY ETF, WNTR ETF, QDTY ETF, RDTY ETF, SDTY ETF, CHPY ETF, BIGY ETF, RNTY ETF, and SOXY ETF is to seek current income.

The investment objective of the FEAT ETF is to track the performance, before fees and expenses, of the Nasdaq Dorsey Wright Tactical Option Income Strategy Index.

The investment objective of the FIVY ETF is to track the performance, before fees and expenses, of the Nasdaq Dorsey Wright Tactical Hybrid Option Income Strategy Index.

The secondary objective of the GPTY ETF is to seek capital appreciation via investments in a select portfolio of AI and Technology Companies.

The secondary objective of the LFGY ETF is to seek capital appreciation via investments in a select portfolio of Crypto Industry and Technology Companies.

The secondary objective of the WNTR ETF is to seek inverse exposure to the share price of the common stock of MicroStrategy Incorporated (“MSTR” or “Underlying Security”), subject to a limit on potential investment gains.

The secondary objective of the QDTY ETF, RDTY ETF, and SDTY ETF is to seek capital appreciation.

The secondary objective of the CHPY ETF is to seek capital appreciation via investments in a selection portfolio of Semiconductor Companies.

The secondary objective of the BIGY ETF is to seek capital appreciation via investments in a portfolio of 50 of the largest U.S. companies.

The secondary objective of the RNTY ETF is to seek capital appreciation via investments in a select portfolio of companies operating in the real estate industry and other real estate related investments.

Notes to the Financial Statements	YieldMax ETFs

July 31, 2025

The secondary objective of the SOXY ETF is to seek capital appreciation via investments in a select portfolio of companies engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment.

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial, LLC (“ZEGA”), the former sub-adviser to the Funds. In connection with this transaction, ZEGA ceased operations as a registered investment adviser and resigned as sub-adviser. The Adviser has assumed full management responsibilities for the Funds. Jay Pestrichelli, a key member of the Funds’ portfolio management team previously employed by ZEGA, continues to serve as a portfolio manager for the Funds, now as an employee of the Adviser. There were no other portfolio manager changes for the Funds in connection with the transaction. The transaction did not result in any changes to the Funds’ investment objective, principal investment strategies, or fees. The Funds continues to be managed in accordance with its stated policies and objectives, ensuring continuity for Fund shareholders.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Equity securities, including Real Estate Investment Trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. If the pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Funds will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Notes to the Financial Statements	YieldMax ETFs

July 31, 2025

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Funds’ investments as of July 31, 2025:

GPTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$46,647,809	$—	$—	$46,647,809
Purchased Options	—	130,275	—	130,275
Money Market Funds	637,341	—	—	637,341
Total Investments	$47,285,150	$130,275	$—	$47,415,425

Liabilities:
Investments:
Written Options	$—	$(589,189)	$—	$(589,189)
Total Investments	$—	$(589,189)	$—	$(589,189)

LFGY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$159,699,135	$—	$—	$159,699,135
Exchange Traded Funds	26,901,273	—	—	26,901,273
Purchased Options	—	4,022,484	—	4,022,484
Money Market Funds	2,992,713	—	—	2,992,713
Total Investments	$189,593,121	$4,022,484	$—	$193,615,605

Liabilities:
Investments:
Written Options	$—	$(3,558,492)	$—	$(3,558,492)
Total Investments	$—	$(3,558,492)	$—	$(3,558,492)

Notes to the Financial Statements	YieldMax ETFs

July 31, 2025

FEAT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$20,891,078	$—	$—	$20,891,078
Money Market Funds	475,783	—	—	475,783
Total Investments	$21,366,861	$—	$—	$21,366,861

FIVY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$7,410,396	$—	$—	$7,410,396
Common Stocks	3,681,727	—	—	3,681,727
Money Market Funds	160,877	—	—	160,877
Total Investments	$11,253,000	$—	$—	$11,253,000

WNTR ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$14,402,238	$—	$14,402,238
Purchased Options	—	2,397,770	—	2,397,770
U.S. Treasury Bills	—	12,433,700	—	12,433,700
Money Market Funds	2,510,710	—	—	2,510,710
Total Investments	$2,510,710	$29,233,708	$—	$31,744,418

Liabilities:
Investments:
Written Options	$—	$(2,848,972)	$—	$(2,848,972)
Total Investments	$—	$(2,848,972)	$—	$(2,848,972)

QDTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$11,108,184	$—	$11,108,184
U.S. Treasury Securities	—	19,965	—	19,965
Money Market Funds	70,094	—	—	70,094
Total Investments	$70,094	$11,128,149	$—	$11,198,243

RDTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$5,185,957	$—	$5,185,957
U.S. Treasury Securities	—	39,930	—	39,930
Money Market Funds	324,851	—	—	324,851
Total Investments	$324,851	$5,225,887	$—	$5,550,738

Notes to the Financial Statements	YieldMax ETFs

July 31, 2025

SDTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$11,741,523	$—	$11,741,523
U.S. Treasury Securities	—	695,831	—	695,831
Money Market Funds	424,091	—	—	424,091
U.S. Treasury Bills	—	26,950	—	26,950
Total Investments	$424,091	$12,464,304	$—	$12,888,395

CHPY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$29,312,973	$—	$—	$29,312,973
Purchased Options	—	98,739	—	98,739
Money Market Funds	557,091	—	—	557,091
Total Investments	$29,870,064	$98,739	$—	$29,968,803

Liabilities:
Investments:
Written Options	$—	$(407,178)	$—	$(407,178)
Total Investments	$—	$(407,178)	$—	$(407,178)

BIGY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$7,618,293	$—	$—	$7,618,293
Purchased Options	—	39,358	—	39,358
Money Market Funds	179,102	—	—	179,102
Total Investments	$7,797,395	$39,358	$—	$7,836,753

Liabilities:
Investments:
Written Options	$—	$(131,791)	$—	$(131,791)
Total Investments	$—	$(131,791)	$—	$(131,791)

RNTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Real Estate Investment Trusts - Common	$2,153,667	$—	$—	$2,153,667
Common Stocks	367,140	—	—	367,140
Purchased Options	—	3,348	—	3,348
Money Market Funds	7,774	—	—	7,774
Total Investments	$2,528,581	$3,348	$—	$2,531,929

Liabilities:
Investments:
Written Options	$—	$(24,449)	$—	$(24,449)
Total Investments	$—	$(24,449)	$—	$(24,449)

Notes to the Financial Statements	YieldMax ETFs

July 31, 2025

SOXY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$6,560,655	$—	$—	$6,560,655
Purchased Options	—	38,724	—	38,724
Money Market Funds	197,944	—	—	197,944
Total Investments	$6,758,599	$38,724	$—	$6,797,323

Liabilities:
Investments:
Written Options	$—	$(102,377)	$—	$(102,377)
Total Investments	$—	$(102,377)	$—	$(102,377)

Refer to the Schedules of Investments for further disaggregation of investment categories.

B. Derivative Instruments. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is affected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Advisers deem it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide

Notes to the Financial Statements	YieldMax ETFs

July 31, 2025

investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price. A Fund’s portfolio may include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at a predetermined specified price (the “strike price”) only on the FLEX Option’s expiration date.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the periods ended July 31, 2025, the Funds’ monthly average notional amounts are described below:

Fund:	Purchased Options	Written Options
GPTY ETF	$10,287,396	$(26,786,932)
LFGY ETF	96,519,716	(125,729,794)
WNTR ETF	36,478,486	(31,727,996)
QDTY ETF	7,393,962	(10,340,332)
RDTY ETF	4,897,716	(3,988,548)
SDTY ETF	12,308,530	(15,039,764)
CHPY ETF	9,417,936	(15,467,052)
BIGY ETF	3,407,118	(6,822,103)
RNTY ETF	605,069	(2,493,297)
SOXY ETF	3,308,675	(5,404,197)

Notes to the Financial Statements	YieldMax ETFs

July 31, 2025

Statements of Assets and Liabilities

Fair Value of derivative instruments as of July 31, 2025:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument	Balance Sheet	Instrument	Balance Sheet
		Investments in unaffiliated, at value		Written option contracts, at value
GPTY ETF	Purchased options	$130,275	Written options	$589,189
LFGY ETF	Purchased options	4,022,484	Written options	3,558,492
WNTR ETF	Purchased options	2,397,770	Written options	2,848,972
QDTY ETF	Purchased options	11,108,184	Written options	—
RDTY ETF	Purchased options	5,185,957	Written options	—
SDTY ETF	Purchased options	11,741,523	Written options	—
CHPY ETF	Purchased options	98,739	Written options	407,178
BIGY ETF	Purchased options	39,358	Written options	131,791
RNTY ETF	Purchased options	3,348	Written options	24,449
SOXY ETF	Purchased options	38,724	Written options	102,377

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the periods ended July 31, 2025:

	Realized gain (loss)		Change in unrealized appreciation (depreciation)
Fund:	Instrument:	Location:	Instrument:	Location:
	Net realized gain (loss) from Investments in unaffiliated securities		Net change in unrealized appreciation (depreciation) on Investments
GPTY ETF	Purchased options	$644,385	Purchased options	$(65,107)
LFGY ETF	Purchased options	(3,906,295)	Purchased options	(3,042,304)
WNTR ETF	Purchased options	(3,607,370)	Purchased options	(732,320)
QDTY ETF	Purchased options	(42,715)	Purchased options	855,853
RDTY ETF	Purchased options	(233,392)	Purchased options	381,670
SDTY ETF	Purchased options	5,919	Purchased options	1,071,207
CHPY ETF	Purchased options	83,340	Purchased options	(69,339)
BIGY ETF	Purchased options	80,072	Purchased options	(1,431)
RNTY ETF	Purchased options	(4,732)	Purchased options	(5,605)
SOXY ETF	Purchased options	30,002	Purchased options	(4,794)

	Realized gain (loss)		Change in unrealized appreciation (depreciation)
Fund:	Instrument:	Location:	Instrument:	Location:
	Net realized gain (loss) from Written option contracts		Net change in unrealized appreciation (depreciation) on Written option contracts
GPTY ETF	Written options	$(2,208,549)	Written options	$217,707
LFGY ETF	Written options	(4,903,641)	Written options	2,086,021
WNTR ETF	Written options	1,382,953	Written options	706,190
QDTY ETF	Written options	(181,619)	Written options	—
RDTY ETF	Written options	(34,403)	Written options	—
SDTY ETF	Written options	(266,088)	Written options	—
CHPY ETF	Written options	(1,007,272)	Written options	205,893
BIGY ETF	Written options	(324,929)	Written options	(19,605)
RNTY ETF	Written options	30,740	Written options	16,857
SOXY ETF	Written options	(242,292)	Written options	(8,956)

Notes to the Financial Statements	YieldMax ETFs

July 31, 2025

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

C. Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of July 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

D. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds may use estimates in reporting the character of their income and distributions for financial statement purposes; otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

The Fund may invest in other investment companies (the “Underlying Funds”), including exchange-traded funds (“ETFs”), mutual funds, or money market funds. Securities transactions are recorded on a trade-date basis. Realized gains and losses from the sale of securities are determined using the specific identification method. Dividend income and distributions from Underlying Funds are recorded on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. Investment income from securities of unaffiliated investment companies represents distributions received from those Underlying Funds and is recorded as dividend income. Distributions of capital gains received from Underlying Funds are recorded as “Realized Gain on Investments in Unaffiliated Investment Companies.” Distributions of income received are recorded as “Dividend Income.” Income and capital gains distributions received from Affiliated Funds are recorded as dividend income and realized gain, respectively. Realized and unrealized gains (losses) on investments in Affiliated Funds are recorded in the Statements of Operations.

E. Return of Capital Distributions. During the period ended July 31, 2025, the FEAT ETF and FIVY ETF received $1,717,314 and $653,007, respectively, in distributions from portfolio companies that were classified as return of capital for tax purposes. These amounts are excluded from dividend income in the Statements of Operations and have been recorded as a reduction of the cost basis of the related investments.

F. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the GPTY ETF, LFGY ETF, QDTY ETF, RDTY ETF, SDTY ETF, and CHPY ETF are declared and paid weekly. Distributions to shareholders from net investment

Notes to the Financial Statements	YieldMax ETFs

July 31, 2025

income, if any, for the FEAT ETF, FIVY ETF, WNTR ETF, BIGY ETF, RNTY ETF, and SOXY ETF are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting periods. Actual results could differ from those estimates.

H. Share Valuation. The net asset value (“NAV”) per Share is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca, Inc. (“NYSE”) or the NASDAQ are closed for trading.

I. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J. Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

K. Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

L. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These reclassifications are primary due to adjustments for redemptions in-kind, and non-deductible excise tax paid. For the periods ended July 31, 2025, the following table shows the reclassifications made:

Fund:	Paid-In Capital	Total Distributable Earnings/(Accumulated Losses)
GPTY ETF	16,338	(16,338)
LFGY ETF	601,661	(601,661)
FEAT ETF	(290,741)	290,741
FIVY ETF	(181,498)	181,498
WNTR ETF	—	—
QDTY ETF	—	—
RDTY ETF	—	—
SDTY ETF	—	—
CHPY ETF	117,870	(117,870)
BIGY ETF	216,582	(216,582)
RNTY ETF	—	—
SOXY ETF	(88)	88

Notes to the Financial Statements	YieldMax ETFs
July 31, 2025

The Funds may realize net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchange Fund Shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated gains to paid-in capital. During the periods ended July 31, 2025, the Funds realized the following amounts in net capital gains (losses) resulting from in-kind redemptions.

Fund:	Redemptions In-Kind
GPTY ETF	16,338
LFGY ETF	601,661
FEAT ETF	(289,321)
FIVY ETF	(180,677)
WNTR ETF	—
QDTY ETF	—
RDTY ETF	—
SDTY ETF	—
CHPY ETF	117,870
BIGY ETF	216,592
RNTY ETF	—
SOXY ETF	—

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Artificial Intelligence Risk (GPTY ETF Only). Issuers engaged in artificial intelligence typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an artificial intelligence company.

Concentration Risk (FEAT ETF & FIVY ETF Only). To the extent that the Nasdaq Dorsey Wright Tactical Hybrid Option Income Strategy Index and the Nasdaq Dorsey Wright Tactical Option Income Strategy Index (the “Indexes”) and therefore, the Funds, concentrate in an industry, the Funds will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively impact the Funds to a greater extent than if their assets were invested in a wider variety of industries. As of November 15, 2024, Index constituents assigned to the Consumer Cyclicals group of industries represented 40% of the Indexes and the Index constituents assigned to the Technology group of industries represented 40% of the Indexes.

Counterparty Risk (GPTY ETF, LFGY ETF, WNTR ETF, CHPY ETF, BIGY ETF, RNTY ETF & SOXY ETF Only). The Funds are subject to counterparty risk by virtue of their investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, each Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Funds with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of each Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Funds might not be fully protected in the event of the clearing member’s bankruptcy, as the Funds would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Funds are also subject to the risk that a limited number of clearing members are willing to transact on each Fund’s behalf, which heightens the risks associated with a clearing member’s default.

Notes to the Financial Statements	YieldMax ETFs
July 31, 2025

This risk is greater for the Funds as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on each Fund’s behalf. If a clearing member defaults, the Funds could lose some or all of the benefits of a transaction entered into by the Funds with the clearing member. If the Funds cannot find a clearing member to transact with on each Fund’s behalf, the Funds may be unable to effectively implement their investment strategies.

Covered Call Strategy Risk (QDTY ETF, RDTY ETF & SDTY ETF Only). When the Funds sell call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying asset to the exercise price (plus the premium received). The maximum potential gain on the underlying asset will be equal to the difference between the exercise price and the purchase price of the reference asset at the time the option is written, plus the premium received. In a rising market, the option may require an underlying asset to be sold at an exercise price that is lower than would be received if the underlying asset was sold at the market price. If a call expires, the Funds realize a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the reference asset during the option period, the loss realized may exceed such gain. If the underlying asset declines by more than the option premium the Funds receive, there will be a loss on the overall position.

Additionally, because the Funds engage in daily sales of 0DTE options (zero days to expiration), the Funds may experience heightened volatility and rapid loss realization if market movements cause the sold options to be exercised before the end of the day, creating short-term losses that may affect daily returns. By selling out-of-the-money call options, the Funds’ upside potential is further limited, as any gains in the Nasdaq 100 Index (QDTY ETF’s Index), the Russell 2000 Index (RDTY ETF’s Index), and the S&P 500 Index (SDTY ETF’s Index) (each an “Index” and collectively the “Indexes”) value beyond the strike price of the sold calls may result in losses on these positions, reducing potential gains from the Funds’ synthetic exposure. While the premiums generated provide income, they may not fully protect against losses if the Indexes declines significantly. The deep-in-the-money calls used for synthetic exposure may not offer the same performance as directly holding the Indexes, leading to potential tracking issues where the Funds’ returns may diverge from the Indexes daily movements.

Crypto Industry Risk (LFGY ETF Only). Investing in the Crypto Industry involves substantial risks, including but not limited to market volatility, regulatory changes, technological obsolescence, and security vulnerabilities. Crypto Industry companies typically face significant volatility due to the nascent and rapidly evolving nature of the sector. High research and capital expenditures are common, which can result in substantial variability in profitability, or even sustained losses. The industry is intensely competitive, with technological advancements occurring at a rapid pace, potentially rendering existing products or services obsolete. These companies are heavily reliant on digital and intellectual property, including proprietary blockchain technology and cryptographic algorithms, and may be adversely affected by the loss, theft, or impairment of these assets. Furthermore, the Crypto Industry is subject to a complex and constantly changing legal, regulatory, and political landscape, which can have a substantial impact on the profitability and viability of companies within the sector. Regulatory actions or unfavorable legal rulings could significantly hinder operations or market access. Additionally, security breaches, hacking incidents, or failures in the underlying technology of a crypto asset or blockchain could have devastating effects on the issuer, particularly if the compromised asset or technology is central to the issuer’s business model. The Crypto Industry has been, and may continue to be, dependent on speculation. The identification and classification of Crypto Industry companies can be challenging, as the boundaries of the industry are often unclear and subject to interpretation.

• Blockchain Risk. Companies involved in the crypto asset industry are subject to the risks associated with blockchain technology, the occurrence of which could negatively impact the value of such companies. These risks include (i) the risk that the integrity and viability of the consensus mechanism of the blockchain fails; (ii) the risk that the blockchain’s capacity to execute and settle transactions in a timely and predictable manner is compromised; (iii) the open source nature of blockchain technology which makes it vulnerable to being “forked” by users and miners/validators (i.e., creation of a new competing blockchain when a significant portion of the miners/validators adopt updates to the existing blockchain protocol); and (iv) development of so -called Layer 2 networks, including the “Lightning Network,” which are separate blockchains built on top of “Layer 1” blockchains, like the Bitcoin Blockchain, for the purpose of augmenting the throughput of the Layer 1 blockchain. Layer 2 blockchains are a relatively new and still developing technology and include certain risks, such as the potential for hacks, bugs or failures.

• Crypto Asset Trading Platform Risk. Companies involved in the crypto asset industry are subject to the risks associated with crypto asset trading platforms. Crypto asset trading platforms and other trading venues on which crypto assets trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to market manipulation, fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Crypto asset trading platforms may (and in certain cases have) become subject to enforcement actions by regulatory authorities.

Notes to the Financial Statements	YieldMax ETFs
July 31, 2025

Derivatives Risk (GPTY ETF, LFGY ETF, WNTR ETF, QDTY ETF, RDTY ETF, SDTY ETF, CHPY ETF, BIGY ETF, RNTY ETF & SOXY ETF Only). Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Funds’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When a Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose a Fund to losses in excess of those amounts initially invested. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. In addition, the Funds’ investments in derivatives are subject to the following risks:

• Options Contracts (GPTY ETF, LFGY ETF, WNTR ETF, CHPY ETF, BIGY ETF, RNTY ETF & SOXY ETF Only). The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political and economic events, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract. For the Funds in particular, the value of the options contracts in which they invest are substantially influenced by the value of the Underlying Security. A Fund may experience substantial downside from specific option positions and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by a Fund will be determined based on market quotations or other recognized pricing methods. The Funds may also write call and put options, which includes the risk that the underlying instrument appreciates or depreciates sufficiently over the period to offset the net premium received by the Funds for the written option, resulting in a loss to the Funds. Additionally, to the extent a Fund maintains indirect exposure to an Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Funds may experience losses.

• Options Contracts (QDTY ETF, RDTY ETF, & SDTY ETF Only). The use of options contracts, including deep-in-the-money ("deep ITM") and 0DTE options, involves investment strategies and risks that differ significantly from those associated with ordinary portfolio securities transactions. Options prices are highly volatile and influenced by multiple factors, including changes in the value of the underlying index or instrument, actual or implied volatility, time remaining until expiration, interest rates, fiscal and monetary policies, and national and international political or economic events. For the Funds, the value of the options contracts in which it invests is substantially influenced by the value of the Index’s and the unique characteristics of deep ITM and 0DTE options. While deep ITM options generally have a high delta, meaning their value moves almost in tandem with the underlying Index, prior to expiration, their price may not fully replicate the rate of change of the underlying instrument, leading to tracking differences. Additionally, 0DTE options are particularly sensitive to intraday price movements and volatility, which can exacerbate price swings and increase the risk of loss.

The Funds may experience substantial downside risk from certain options positions, including the potential for purchased options to expire worthless, resulting in the loss of premiums paid. Additionally, selling (writing) options exposes the Funds to significant risks that can exceed the premiums received. When writing call options, the Funds face the risk of unlimited losses if the Index’s rise significantly, as it may be required to pay the difference between the strike price and the higher market value of the Indexes. Conversely, writing put options can lead to substantial losses if the Index’s decline significantly, as the Funds may be obligated to pay the difference between the strike price and the lower market value of the Indexes. These risks are heightened with 0DTE options, as their sensitivity to intraday price movements and volatility can lead to sudden and extreme losses within a single trading day.

Notes to the Financial Statements	YieldMax ETFs
July 31, 2025

The Funds may also encounter challenges in managing written options positions, particularly in volatile or illiquid markets, where closing or adjusting positions may be difficult or costly. Additionally, the process of rolling options positions—replacing expiring options with new contracts to maintain exposure—can involve significant transaction costs and expose the Funds to additional risks, such as adverse price movements during the roll period or reduced liquidity in the desired contracts. The Funds may also face margin requirements associated with written options, which could require the Funds to liquidate other assets to meet these obligations, potentially at unfavorable prices. Collectively, these risks may result in significant losses or reduced investment efficiency for the Funds.

Distribution Risk (GPTY ETF, LFGY ETF, QDTY ETF, RDTY ETF & SDTY ETF Only). As part of each Fund’s investment objective to provide current income, the Funds seek to provide weekly income distributions. There is no assurance that the Funds will make a distribution in any given week. If the Funds do make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, weekly distributions, if any, may consist of returns of capital, which would decrease each Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Distribution Risk (BIGY ETF, RNTY ETF & SOXY ETF Only). As part of each Fund’s investment objective to provide current income, the Funds seek to provide monthly income distributions. There is no assurance that the Funds will make a distribution in any given month. If the Funds do make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease each Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Market Risk (FEAT ETF & FIVY ETF Only). The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Funds’ portfolios) may decline, regardless of their long-term prospects.

MSTR Price Appreciation Risk (WNTR ETF Only). As part of the Fund’s synthetic covered put strategy, the Fund purchases and sells call and put option contracts that are based on the share price of MSTR common stock. This strategy subjects the Fund to certain of the same risks as if it shorted shares of the Underlying Security, even though it does not. By virtue of the Fund’s indirect inverse exposure to changes in the share price of the Underlying Security, the Fund is subject to the risk that the Underlying Security’s share price increases. If the share price of the Underlying Security increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

Indirect Investment in MSTR Risk. MicroStrategy Incorporated is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of MicroStrategy Incorporated but will be exposed to the performance of the Underlying Security. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security, but will be adversely impacted by increases in the share price of the Underlying Security.

Underlying Security Trading Risk. The trading price of the Underlying Security may become less volatile over time, which could have an adverse impact on the Fund’s performance. The Fund’s synthetic covered put strategy is designed to benefit from significant price fluctuations in the Underlying Security. However, if the Underlying Security experiences reduced volatility, it may lead to a decrease in the Fund’s potential returns. There is a possibility that market conditions, investor sentiment, or other factors may contribute to decreased volatility in the future. Such reduced volatility could limit the opportunities for the Fund to profit from its credit spread positions, as the strategy relies on price differentials between options with varying strike prices.

It’s important to note that the Fund’s performance is closely tied to the dynamics of the Underlying Security’s share price. As such, any significant reduction in the volatility of the Underlying Security’s share price may present challenges for the Fund’s synthetic covered put strategy and may affect its ability to achieve its investment objectives. Investors should consider this potential risk when evaluating their investment in the Fund.

MSTR Good Performance Risk. Several factors could contribute to positive performance in MicroStrategy’s stock, posing a risk to the Fund. MicroStrategy’s substantial Bitcoin holdings could lead to appreciation in its stock price if Bitcoin's value rises, as the company’s performance is often closely correlated with Bitcoin's price movements. MicroStrategy may also experience gains

Notes to the Financial Statements	YieldMax ETFs
July 31, 2025

from its core analytics and business intelligence services. As demand for data-driven solutions and enterprise analytics grows, MicroStrategy’s offerings may generate strong revenues, potentially leading to increased market confidence and upward price movement in MSTR stock. Additionally, favorable economic conditions, strong execution of strategic objectives, or significant cost reductions could bolster MicroStrategy’s profitability, potentially attracting investors and contributing to share price appreciation. Should any of these factors lead to positive stock performance, the Fund could suffer substantial losses due to its inverse exposure.

Real Estate Sector Risk (RNTY ETF Only). Changes in real estate values can have a significant negative effect on issuers in the real estate sector. The value of securities of issuers in the real estate sector can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. The real estate sector is particularly sensitive to economic downturns. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. When economic growth is slow, demand for property decreases and prices tend to decline. Property values tend to decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

• REIT Risk. REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Referenced Index Risk (QDTY ETF, RDTY ETF, & SDTY ETF Only). The Funds invest in options contracts that are based on the value of the Indexes (or in ETFs that track the Index’s performance). This subjects the Funds to certain of the same risks as if it owned shares of companies that comprised the Indexes or an ETF that tracks the Indexes, even though it does not. By virtue of the Funds’ investments in options contracts that are based on the value of the Indexes, the Funds may also be subject to the following risks:

• Indirect Investment Risk. The Indexes are not affiliated with the Trust, the Funds, the Adviser, or their respective affiliates and are not involved with this offering in any way. Investors in the Funds will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Indexes but will be subject to declines in the performance of the Indexes. However, the effect of dividends is indirectly reflected in each Fund’s strategy, as dividends paid by the Indexes’ component securities are incorporated into the pricing of the options used for synthetic tracking.

• Index Trading Risk. The trading price of the Indexes may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

• The Nasdaq 100 Index Risks (QDTY ETF Only). The Index’s major risks stem from its high concentration in the technology sector and significant exposure to high-growth, high-valuation companies. A downturn in the tech industry, whether from regulatory changes, shifts in technology, or competitive pressures, can greatly impact the Index. It’s also vulnerable to geopolitical risks due to many constituent companies having substantial international operations. Since many of these tech companies often trade at high valuations, a shift in investor sentiment could lead to significant price declines.

• Russell 2000 Index Risks (RDTY ETF Only). The Index, which consists of small-cap U.S. companies, is particularly susceptible to economic changes, as these firms often have less financial resilience than larger companies. Market volatility can disproportionately affect these smaller businesses, leading to significant price swings. Additionally, these companies are often more exposed to specific industry risks and have less diverse revenue streams. They can also be more vulnerable to changes in domestic regulatory or policy environments.

• S&P 500 Index Risks (SDTY ETF Only). The Index, which includes a broad swath of large U.S. companies, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the Index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the Index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

Semiconductor Industry Risk (CHPY ETF & SOXY ETF Only). Semiconductor companies may face intense competition, both domestically and internationally, and such competition may have an adverse effect on their profit margins. Semiconductor companies

Notes to the Financial Statements	YieldMax ETFs
July 31, 2025

may have limited product lines, markets, financial resources or personnel. Semiconductor companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductor companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cybersecurity or other issues that can disrupt production or increase production costs.

The products of semiconductor companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the semiconductor industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

Technology Sector Risk (GPTY ETF & LFGY ETF Only). The Funds will invest substantially in companies in the information technology sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Funds’ investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

YieldMax™ ETF Risks (FEAT ETF & FIVY ETF Only). In addition to equity securities, the Funds will invest their assets in selected eligible YieldMax™ ETFs, so each Fund’s investment performance is likely to be substantially related to the performance of the YieldMax™ ETFs. Each Fund’s NAV will change with changes in the value of the YieldMax™ ETFs in which they invest. An investment in the Funds entails more costs and expenses than the combined costs and expenses of direct investments in the YieldMax™ ETFs. Each YieldMax™ ETF is subject to the principal risks outlined for the Funds (including ETF Risks), along with the following additional risks:

• Underlying Security Risks. Each YieldMax™ ETF invests in options contracts that are based on the value of one or more underlying securities (each, an “Underlying Security”). This subjects each YieldMax™ ETF to certain of the same risks as if it owned shares of its Underlying Security, even though it does not. As a result, each YieldMax™ ETF is subject to the risks associated with the industry of the corresponding Underlying Issuer.

○ BITO Risks. From time to time, the Funds may invest in BITO (the designated Evaluated Security for the YieldMax™ Bitcoin Option Income Strategy ETF). During such times, the Funds will be subject to additional risks. BITO seeks to provide investment results that correspond to the performance of Bitcoin by primarily investing in Bitcoin futures contracts. BITO does not invest directly in or hold Bitcoin. BITO is subject to many of the same risks to which the YieldMax™ ETFs are subject. For example, Counterparty Risks, Derivatives Risks, ETF Risks, Liquidity Risk, Money Market Instrument Risks, Non-Diversification Risks, and Management Risks. BITO is also subject to the additional risks, which are described in more detail in BITO’s prospectus.

• Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Each YieldMax™ ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or YieldMax™ ETF’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The YieldMax™ ETFs investment strategies are options-based. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national or international political and economic events, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract.

• Counterparty Risk. Each YieldMax™ ETF faces counterparty risk through its investments in options contracts, held via clearing members due to its non-membership in clearing houses, with the risk exacerbated if a clearing member defaults or if limited

Notes to the Financial Statements	YieldMax ETFs
July 31, 2025

clearing members are willing to transact on its behalf. This risk is also magnified as the YieldMax™ ETF primarily focuses on options contracts on a single security, potentially leading to losses or hindrance in implementing its investment strategy if adverse situations with clearing members arise.

• Price Participation Risk. Each YieldMax™ ETF employs a strategy of selling call option contracts, limiting its participation in the value increase of the Underlying Security during the call period. Should an Underlying Security’s value increase beyond the sold call options’ strike price, the YieldMax™ ETF may not experience the same extent of increase, potentially underperforming the Underlying Security and experiencing a NAV decrease, especially given its full exposure to any value decrease of the Underlying Security over the call period.

• Distribution Risk. Each YieldMax™ ETF aims to provide monthly income, although there’s no guarantee of distribution in any given month, and the distribution amounts may vary significantly. Monthly distributions may consist of capital returns, reducing each YieldMax™ ETF’s NAV and trading price over time, thus potentially leading to significant losses for investors (including the Funds), especially as a YieldMax™ ETF’s returns exclude any dividends paid by the Underlying Security, which may result in lesser income compared to a direct investment in the Underlying Security.

• NAV Erosion Risk Due to Distributions. When a YieldMax™ ETF makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions may significantly erode a YieldMax™ ETF’s NAV and trading price over time, potentially resulting in notable losses for investors (including the Funds).

• Call Writing Strategy Risk. The continuous application of each YieldMax™ ETF’s call writing strategy impacts its ability to participate in the positive price returns of its Underlying Security, which in turn affects each YieldMax™ ETF’s returns both during the term of the sold call options and over longer time frames. A YieldMax™ ETF’s participation in its Underlying Security’s positive price returns and its own returns will depend not only on the Underlying Security’s price but also on the path the Underlying Security’s price takes over time, illustrating that certain price trajectories of the Underlying Security could lead to suboptimal outcomes for the YieldMax™ ETF.

• Single Issuer Risk. Each YieldMax™ ETF, focusing on an individual security, may experience more volatility compared to traditional pooled investments or the market generally due to issuer-specific attributes. Its performance may deviate from that of diversified investments or the overall market, making it potentially more susceptible to the specific performance and risks associated with the Underlying Security.

• High Portfolio Turnover Risk. Each YieldMax™ ETF may actively and frequently trade all or a significant portion of the YieldMax™ ETF’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the YieldMax™ ETF’s expenses.

• Liquidity Risk. Some securities held by the YieldMax™ ETFs, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the YieldMax™ ETFs as each will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If a YieldMax™ ETF is forced to sell an illiquid security at an unfavorable time or price, the YieldMax™ ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the YieldMax™ ETF from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the YieldMax™ ETFs.

• Money Market Instrument Risk. The YieldMax™ ETFs may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

• Tax Risk. Each YieldMax™ ETF aims to qualify as a RIC under Subchapter M of the Code to avoid U.S. federal income tax on distributed net investment income and net capital gain, provided certain conditions are met. Failure to meet the RIC criteria,

Notes to the Financial Statements	YieldMax ETFs
July 31, 2025

especially if the value of held options exceeds 25% of the total ETF assets at the end of a tax quarter, could subject a YieldMax™ ETF’s income to taxation at both the fund and shareholder levels, though there’s a grace period to rectify such non-compliance; each YieldMax™ ETF employs a synthetic strategy, maintaining a treasury securities portfolio to aid in meeting diversification requirements.

• U.S. Government and U.S. Agency Obligations Risk. Each YieldMax™ ETF may invest in securities issued by the U.S. government or its agencies, where the repayment of principal and interest might be backed by the full faith and credit of the United States or solely by the issuing agency. In cases where the issuing agency or instrumentality is the sole backer, investors are reliant on that entity for repayment, with no assurance that the U.S. government would provide financial support to such agencies or instrumentalities if not obligated, potentially posing a repayment risk.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks”.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
GPTY ETF	0.99%
LFGY ETF	0.99%
FEAT ETF	0.29%
FIVY ETF	0.29%
WNTR ETF	0.99%
QDTY ETF	0.99%
RDTY ETF	0.99%
SDTY ETF	0.99%
CHPY ETF	0.99%
BIGY ETF	0.99%
RNTY ETF	0.99%
SOXY ETF	0.99%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended July 31, 2025, are disclosed in the Statements of Operations.

As stated above, effective January 1, 2025, the Adviser assumed full management responsibilities for the Funds following the resignation of ZEGA as sub-adviser and its cessation of operations as a registered investment adviser. As a result, there is no sub-advisory agreement currently in effect for the Funds, and the Adviser is directly responsible for all portfolio management functions, including day-to-day trading, security selection, and execution, under the oversight of the Board.

Notes to the Financial Statements	YieldMax ETFs
July 31, 2025

The Adviser has entered into an agreement with ZEGA, Lucania Investments LLC, and Level ETF Ventures LLC (each a “Supporter” and collectively the “Supporters”), with respect to the Funds, under which each Supporter assumes the obligation of the Adviser to pay all or a portion of expenses of the Funds, except the Excluded Expenses (such expenses of the Funds, except Excluded Expenses, the “Unitary Expenses”). For assuming the payment obligations for the Funds, the Adviser has agreed to pay the Supporters all or a portion of the profits, if any, generated by each Fund’s unitary fee less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Supporters include fees charged by Tidal (defined below) which is an affiliate of the Adviser. Although the Supporters have agreed to be responsible for all of the Unitary Expenses for the Funds, the Adviser retains the ultimate obligation to the Funds to pay such expenses.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub - administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023 -07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to the Financial Statements	YieldMax ETFs
July 31, 2025

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the periods ended July 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund:	Purchases	Sales
GPTY ETF	$16,603,431	$17,534,897
LFGY ETF	110,588,380	129,979,552
FEAT ETF	26,209,410	24,747,514
FIVY ETF	16,177,834	15,848,895
WNTR ETF	—	—
QDTY ETF	—	—
RDTY ETF	—	—
SDTY ETF	—	—
CHPY ETF	2,514,140	2,972,656
BIGY ETF	5,274,697	3,488,885
RNTY ETF	2,517,891	33,471
SOXY ETF	1,796,664	4,740,996

For the periods ended July 31, 2025, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the periods ended July 31, 2025, the cost of purchases and proceeds from in-kind transactions for the Funds were as follows:

Fund:	Purchases	Sales & Maturities
GPTY ETF	$47,547,395	$4,168,460
LFGY ETF	191,725,111	3,669,670
FEAT ETF	37,985,827	12,386,969
FIVY ETF	16,094,563	2,720,850
WNTR ETF	—	—
QDTY ETF	—	—
RDTY ETF	—	—
SDTY ETF	—	—
CHPY ETF	28,256,623	1,246,248
BIGY ETF	7,403,119	2,497,986
RNTY ETF	—	—
SOXY ETF	8,253,773	—

NOTE 7 – AFFILIATED SECURITIES

The FEAT ETF and FIVY ETF held affiliated securities of the following companies during the period ended July 31, 2025. Transactions during the period in these securities of affiliated companies were as follows:

FEAT ETF
		Fair Value
						Change in
						Unrealized
Security	Share Balance	Fair Value at			Realized Gain	Appreciation/	Fair Value at	Dividend	Return of Capital
Ticker	07/31/2025	12/16/2024	Purchases	Sales	(Loss)	(Depreciation)	07/31/2025	Income	Distributions
APLY	—	$—	$4,131,873	$(3,716,015)	$(415,858)	$—	$—	$130,737	$115,949
CONY	435,422	—	10,219,348	(5,050,050)	(1,250,501)	(126,272)	3,792,525	211,548	304,041
CVNY	100,113	—	4,252,770	(199,060)	21,891	503,568	4,579,169	—	—
FBY	—	—	8,204,163	(7,508,322)	(695,841)	—	—	663,667	138,804
HOOY	59,941	—	4,628,343	(574,270)	16,357	(17,819)	4,052,611	800,975	—
JPMO	—	—	5,115,654	(5,288,415)	172,761	—	—	209,620	222,787
MSTY	—	—	5,748,196	(4,658,491)	(1,089,705)	—	—	383,123	—
NFLY	249,641	—	8,525,461	(3,850,082)	(100,514)	(418,342)	4,156,523	846,879	22,879
NVDY	—	—	443,211	(468,671)	25,460	—	—	—	—
TSLY	—	—	5,979,279	(4,653,478)	(1,325,801)	—	—	151,200	316,160
YBIT	393,271	—	6,946,939	(2,885,943)	2,579	246,675	4,310,250	252,760	597,694
					$(4,639,172)	$187,810	$20,891,078	$3,650,509	$1,717,314

Notes to the Financial Statements	YieldMax ETFs
July 31, 2025

FIVY ETF
		Fair Value
						Change in
	Share	Fair Value				Unrealized	Fair Value		Return of
Security	Balance	at			Realized Gain	Appreciation/	at	Dividend	Capital
Ticker	07/31/2025	12/16/2024	Purchases	Sales	(Loss)	(Depreciation)	07/31/2025	Income	Distributions
APLY	—	$—	$1,444,432	$(1,293,250)	$(151,182)	$—	$—	$49,509	$43,909
CONY	135,858	—	3,189,231	(1,476,391)	(490,118)	(39,399)	1,183,323	100,701	144,729
CVNY	31,221	—	1,271,006	—	—	157,042	1,428,048	—	—
FBY	—	—	2,122,713	(1,891,971)	(230,742)	—	—	240,862	50,375
HOOY	18,693	—	1,304,620	(40,210)	359	(935)	1,263,834	257,401	—
JPMO	—	—	1,519,570	(1,579,411)	59,841	—	—	70,319	74,736
MSTY	—	—	1,848,129	(1,418,843)	(429,286)	—	—	198,792	—
NFLY	77,921	—	2,150,583	(690,865)	(41,631)	(120,702)	1,297,385	337,150	9,108
NVDY	—	—	529,191	(543,775)	14,584	—	—	—	—
TSLY	—	—	2,005,315	(1,452,982)	(552,333)	—	—	83,941	131,049
YBIT	123,196	—	1,800,348	(554,106)	(3,086)	107,072	1,350,228	84,199	199,101
					$(1,823,594)	$103,078	$6,522,818	$1,422,874	$653,007

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended July 31, 2025 was as follows:

	Distributions paid from:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
GPTY ETF	4,383,423	—	—
LFGY ETF	12,421,491	—	22,732,012
FEAT ETF	3,632,852	—	935,308
FIVY ETF	1,562,389	—	370,499
WNTR ETF	1,658,712	—	3,312,363
QDTY ETF	295,251	378,912	265,032
RDTY ETF	88,812	68,325	435,136
SDTY ETF	367,362	486,624	581,092
CHPY ETF	1,238,761	—	401,427
BIGY ETF	559,858	—	—
RNTY ETF	48,534	3,506	—
SOXY ETF	398,560	—	—

As of the fiscal periods ended July 31, 2025, components of the distributable earnings (accumulated losses) on a tax basis were as follows:

Notes to the Financial Statements	YieldMax ETFs

July 31, 2025

	GPTY ETF	LFGY ETF	FEAT ETF	FIVY ETF	WNTR ETF	QDTY ETF
Investments including written options, at cost(a)	$43,686,865	$174,963,288	$21,218,071	$10,671,450	$28,941,554	$11,198,268
Gross tax unrealized appreciation	6,056,208	31,979,957	921,299	844,877	851,872	—
Gross tax unrealized depreciation	(2,916,837)	(16,886,132)	(772,509)	(263,327)	(897,980)	(25)
Net tax unrealized appreciation (depreciation)	3,139,371	15,093,825	148,790	581,550	(46,108)	(25)
Undistributed ordinary income (loss)	357,906	—	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	357,906	—	—	—	—	—
Other accumulated gain (loss) (b)	(5,187,592)	(22,033,956)	(4,310,831)	(2,358,394)	(3,714,428)	(74,362)
Total distributable earnings (accumulated losses)	$(1,690,315)	$(6,940,131)	$(4,162,041)	$(1,776,844)	$(3,760,536)	$(74,387)

	RDTY ETF	SDTY ETF	CHPY ETF	BIGY ETF	RNTY ETF	SOXY ETF
Investments including written options, at cost(a)	$5,550,786	$12,888,948	$26,821,239	$7,325,452	$2,460,373	$5,713,987
Gross tax unrealized appreciation	14,764	—	3,574,898	902,674	166,038	1,226,221
Gross tax unrealized depreciation	(14,812)	(553)	(834,512)	(523,164)	(118,931)	(245,262)
Net tax unrealized appreciation (depreciation)	(48)	(553)	2,740,386	379,510	47,107	980,959
Undistributed ordinary income (loss)	—	—	—	82,568	24,911	398,221
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	—	82,568	24,911	398,221
Other accumulated gain (loss) (b)	(62,172)	(71,347)	(2,124,824)	(576,680)	(34,825)	(757,080)
Total distributable earnings (accumulated losses)	$(62,220)	$(71,900)	$615,562	$(114,602)	$37,193	$622,100

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales, mark-to-market treatment of option contracts, and distribution payable.

(b)	A portion of the other accumulated gain (loss) is attributable to straddles in the amount that follows in the table below:

Straddles
GPTY ETF	$(4,880,272)
LFGY ETF	(19,582,558)
FEAT ETF	—
FIVY ETF	—
WNTR ETF	(851,873)
QDTY ETF	—
RDTY ETF	—
SDTY ETF	—
CHPY ETF	(1,896,519)
BIGY ETF	(576,680)
RNTY ETF	(34,825)
SOXY ETF	(757,080)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal periods ended July 31, 2025, the Funds have not elected to defer any post-October losses. As of the fiscal periods ended July 31,

Notes to the Financial Statements	YieldMax ETFs

July 31, 2025

2025, the QDTY ETF, RDTY ETF, and SDTY ETF have elected to defer late-year losses in the amount of $31,687, $18,910, and $27,457, respectively. As of the fiscal periods ended July 31, 2025, the FEAT ETF, FIVY ETF, and WNTR ETF had short-term capital loss carryovers, which do not expire, in the amount of $4,310,831, $2,358,394, and $1,373,055, respectively.

NOTE 9 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on NYSE, except for the FEAT ETF, FIVY ETF, QDTY ETF, RDTY ETF, and SDTY ETF, which are listed and traded on the NASDAQ. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fees for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objectives, but there can be no assurance that they will be successful in doing so.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm	YieldMax ETFs

To the Shareholders of YieldMax ETFs and
Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options (as applicable), of YieldMax ETFs comprising the funds listed below (the “Funds”), each a series of Tidal Trust II, as of July 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
YieldMax AI & Tech Portfolio Option Income ETF	For the period from January 22, 2025 (commencement of operations) through July 31, 2025

YieldMax Crypto Industry & Tech Portfolio Option Income ETF	For the period from January 13, 2025 (commencement of operations) through July 31, 2025

YieldMax Dorsey Wright Featured 5 Income ETF & YieldMax Dorsey Wright Hybrid 5 Income ETF	For the period from December 16, 2024 (commencement of operations) through July 31, 2025

YieldMax MSTR Short Option Income Strategy ETF	For the period from March 26, 2025 (commencement of operations) through July 31, 2025

YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF	For the period from February 12, 2025 (commencement of operations) through July 31, 2025

YieldMax R2000 0DTE Covered Call Strategy ETF	For the period from March 5, 2025 (commencement of operations) through July 31, 2025

YieldMax S&P 500 0DTE Covered Call Strategy ETF	For the period from February 5, 2025 (commencement of operations) through July 31, 2025

YieldMax Semiconductor Portfolio Option Income ETF	For the period from April 2, 2025 (commencement of operations) through July 31, 2025

YieldMax Target 12 Big 50 Option Income ETF	For the period from November 20, 2024 (commencement of operations) through July 31, 2025

YieldMax Target 12 Real Estate Option Income ETF	For the period from April 16, 2025 (commencement of operations) through July 31, 2025

YieldMax Target 12 Semiconductor Option Income ETF	For the period from December 2, 2024 (commencement of operations) through July 31, 2025

Report of Independent Registered Public Accounting Firm	YieldMax ETFs

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania

September 29, 2025

Other Non-Audited Information	YieldMax ETFs

July 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the periods ended July 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

GPTY ETF	1.03%
LFGY ETF	1.15%
FEAT ETF	0.00%
FIVY ETF	0.69%
WNTR ETF	0.00%
QDTY ETF	0.00%
RDTY ETF	0.00%
SDTY ETF	0.00%
CHPY ETF	3.73%
BIGY ETF	7.95%
RNTY ETF	1.02%
SOXY ETF	4.24%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the periods ended July 31, 2025, were as follows:

GPTY ETF	0.92%
LFGY ETF	0.00%
FEAT ETF	0.00%
FIVY ETF	0.69%
WNTR ETF	0.00%
QDTY ETF	0.00%
RDTY ETF	0.00%
SDTY ETF	0.00%
CHPY ETF	2.89%
BIGY ETF	8.07%
RNTY ETF	0.59%
SOXY ETF	2.68%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the periods ended July 31, 2025, were as follows:

GPTY ETF	100.00%
LFGY ETF	100.00%
FEAT ETF	0.00%
FIVY ETF	0.00%
WNTR ETF	0.00%
QDTY ETF	100.00%
RDTY ETF	100.00%

Other Non-Audited Information	YieldMax ETFs

July 31, 2025

SDTY ETF	100.00%
CHPY ETF	100.00%
BIGY ETF	100.00%
RNTY ETF	77.78%
SOXY ETF	100.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

YieldMaxTM MSTR Short Option Income Strategy ETF

YieldMaxTM Nasdaq 100 0DTE Covered Call Strategy ETF

YieldMaxTM R2000 0DTE Covered Call Strategy ETF

YieldMaxTM S&P 500 0DTE Covered Call Strategy ETF

YieldMaxTM Semiconductor Portfolio Option Income ETF

YieldMaxTM Target 12 Real Estate Option Income ETF

(the “YieldMaxTM ETFs”, each, a “Fund” and collectively, the “Funds”)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held between November 6- 7, 2024, January 1, 2025, and February 5-6, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (the “Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund.

●	a Sub-Advisory Agreement between the Adviser and ZEGA Financial, LLC (“ZEGA”) with respect to the YieldMaxTM ETFs.

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iii) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for each Fund reflect these economies of scale for the benefit of each Fund; and (v) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meetings held between November 6-7, 2024, January 1, 2025, and February 5-6, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of each Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether each Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed advisory fee paid to the Adviser, where applicable, for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by the Adviser. The Board also considered that ZEGA was acting as sponsor to the Funds and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to ZEGA out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from respective relationships with the respective Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	October 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 7, 2025

* Print the name and title of each signing officer under his or her signature.